                               PRESIDENT'S LETTER

DEAR SHAREHOLDER:

    Unbelievable! Incredible! Unprecedented! Insane! These are just a few of the terms that have been used to describe the stock market in 1999. Since the end of 1994, stocks have advanced at a compound rate in excess of 26% per year. Nineteen ninety-nine was a record 5th year in a row of total return on stocks, as measured by the S&P 500 Index, exceeding 20%. These stock returns were achieved in spite of the fact that the bond market suffered its worst year since 1994 and the second worst since 1973. The total return on 30-year Treasury bonds was -14.78%.

    Large capitalization stocks and technology-related stocks were the market leaders over the past year. Internet-related issues, in particular, exhibited incredible performance and many companies that issued stock for the first time saw their prices double, triple, or more on the first day at public trading. All major domestic stock markets ended the year at record levels. Economic growth is strong, unemployment is low, consumer confidence is high, and inflation appears to be under control. This backdrop has been excellent for stocks, and valuation levels combined with price performance reflect this.

    Even so, some caution signals are visible. Over half of the gain in the S&P 500 was accounted for by just eight Technology stocks. Also, 230 stocks of the S&P 500 are below their price level of two years ago. Price performance of small, non-technology-related stocks has been poor. The number of stocks declining in price has exceeded the number rising in price since the middle of 1998. The market's valuation, using conventional, time-tested measures, is at levels never before seen and has been driven to that level mainly by the performance of the largest companies. Stocks are "priced for perfection" and susceptible to disappointments in response to negative news from any source.

    One such source may be in the direction of interest rates, which have moved significantly higher over the last half of the year. Booming growth stoked concern that the pace of inflation would pick up and prompted three Federal Reserve interest rate increases since June. Although rising interest rates usually coincide with a declining stock market, such was not the case in 1999 as stock investors ignored the bad news from the bond markets.

    The key question for 2000 is how far the Federal Reserve must push interest rates to achieve a slowdown in business activity. If the Fed is forced to keep upward pressure on interest rates during the year, the stock and bond markets could suffer lower than expected performance.

                          IAA TRUST GROWTH FUND, INC.
                             INCEPTION DATE 4/21/66

The annualized total returns for the Fund for the period ending December 31, 1999 are as follows:

1 YEAR  5 YEARS  10 YEARS
------  -------  --------
21.55%  22.28%    13.83%

These returns assume all dividends and capital gains distributions were reinvested in the Fund.

    The 21.55% return of the IAA Trust Growth Fund compares favorably to the 21.0% return of the S&P 500 Index and ranks in the upper half of its peer group. The major provider of mutual fund analysis, Lipper, Inc., introduced a new classification system in the third quarter of 1999. The Growth Fund is now compared with Multi-Cap Core funds. Such funds generally invest in large capitalization stocks and have wide latitude with respect to companies in which they invest. This new classification is consistent with the Fund's growth-oriented strategy as combined with disciplined price and valuation sensitivity.

    The Growth Fund continues to seek out stocks that are reasonably priced in relation to their growth prospects. This has become an increasingly difficult task as the market in general, and technology stocks in particular, have reached extended levels of valuation. There are increasing indicators suggesting that a cautious approach to the market is warranted, but there is no concrete evidence of an end to the current environment that has been so good for stock performance. We will continue to take advantage of opportunities that arise for the benefit of our shareholders.

                     IAA TRUST ASSET ALLOCATION FUND, INC.
                             INCEPTION DATE 12/7/78

The annualized total returns for the Fund for the period ending December 31,1999 are as follows:

1 YEAR  5 YEARS  10 YEARS
------  -------  --------
13.40%  16.20%    11.45%

These returns assume all dividends and capital gains distributions were reinvested in the Fund.

    The IAA Trust Asset Allocation Fund closed 1999 with a return of 13.40%. This compares favorably to the average flexible and balanced fund, which returned 12.55% and 8.69%, respectively.

    Our decision at the end of 1998 to increase the equity exposure in this portfolio significantly enhanced our twelve-month return. Although our stocks handily beat the S&P 500 Index, the main factor that kept us competitive with our peers was the additional equity weighting. Even an additional 10% invested in stocks during 1999 added incremental return of at least 2.5%. Keeping any money out of the stock market hurt overall performance during this time period.

    Bonds were very weak following the Federal Reserve's three boosts to short-term interest rates. This caused a major drag on the portfolio's returns throughout the year. U.S. Treasuries, which are considered "risk-free," were the worst performers of all. Fortunately, we reduced our exposure to this area at the end of 1998 and moved to corporate fixed income investments. This enabled us to produce respectable bond returns compared to most bond funds and indices.

    The asset allocation as of December 31, 1999, was 60% stock, 35% bonds, and 5% cash equivalents.

                  IAA TRUST COMPANY TAX EXEMPT BOND FUND, INC.
                             INCEPTION DATE 12/7/78

The annualized total returns for the Fund for the period ending December 31, 1999, are as follows:

1 YEAR  5 YEARS  10 YEARS
------  -------  --------
-1.59%   6.27%    5.77%

These returns assume all dividends and capital gains distributions were reinvested. Although the Fund's income is exempt from federal income tax, it may be subject to state income taxation or the federal alternative minimum tax.

    The strong economy combined with the Federal Reserve's efforts to raise interest rates resulted in a devastating year for municipal bonds. Municipal interest rates increased 93 to 99 basis points across the yield curve. As a result, average total returns for general municipal bond funds were down more than 4.0% in 1999.

    Our decision to complete the transition of the Fund from a general, long-term Fund to an intermediate Fund in February was a wise one. As interest rates rose, those funds that held longer maturities performed poorly. The Fund's one-year total return was -1.59%. This compares to the Lehman Brothers Seven-Year Municipal Bond Index's* total return of -0.14%.

    Municipal bonds continue to be attractive relative to U.S Treasuries and with the continued economic expansion, most municipal credits strengthened in 1999. Consequently, the tax advantage received from the Fund, coupled with the risk adverse portfolio, continues to make the Fund a prudent investment choice.

                IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
                             MONEY MARKET SERIES**
                            INCEPTION DATE 10/26/81

The impact of three Federal Reserve's rate increases and the demand for liquidity in preparation of a possible Y2K crisis was not lost on the IAA Trust Money Market Series, as it's 7-day average yield increased from 4.21% on June 30, 1999 to 5.31% on December 31, 1999. Reflective of rates over the longer 12-month periods, the 12-month total return changed little from 4.54% on June 30, 1999 to 4.52% on December 31, 1999 compared to the Lipper average of 4.49% (5-year and 10-year total returns as of 12/31/99 were 4.78% and 4.50%, respectively). Now that the hype of Y2K is behind us and proven to be little more than "noise", the Fed can focus on the high levels of employment and aggregate demand in our economy. The need to soak up unused Y2K liquidity gives further credence to a possibly higher Fed interest rate increase in the coming months. Going forward, however, the Fed will be challenged to consider "New Economy" theories that credit technological advances for enabling a higher sustainable growth rate without igniting inflation.

                      SHORT-TERM GOVERNMENT BOND SERIES***
                             INCEPTION DATE 1/2/97

The annualized total returns for the period ending December 31, 1999 are as follows:

        1 YEAR   SINCE INCEPTION
        -------  ---------------
         2.52%        4.86%

These returns assume all dividends and capital gains distributions were reinvested in the Fund.

    Treasuries slumped this year and were the worst performing bond sector in 1999. As expected, short-term bonds outperformed longer-maturity instruments during this bear market even though the yield on the two-year Treasury note increased from 4.5% to 6.3%. An optimistic outlook for year 2000 can be found in the statistic that, of the seven years since 1977 when bond prices declined, they gained all but once the following year.

    For the year, our 2.52% return compares to the Merrill Lynch Short Government Bond Index return of 3.12%. We continue to overweight agencies and agency mortgage securities as they continue to offer attractive yield spreads versus Treasuries.

                            LONG-TERM BOND SERIES***
                             INCEPTION DATE 1/2/97

The annualized total returns for the Fund for the period ending December 31, 1999 are as follows:

        1 YEAR   SINCE INCEPTION
        -------  ---------------
        -1.13%        5.48%

These returns assume all dividends and capital gains distributions were reinvested in the Fund.

    In 1999, the bond market slowly and steadily declined without sustaining any large rallies. Super-safe Treasuries were the worst performers; the total return on the 30-year Treasuries was -14.78%. Our annual return of -1.13% compares favorably to the return of the Lipper A-rated Corporate Bond Fund Index of -2.05%. Our shorter duration and higher sector weightings in corporate bonds and asset-backed securities contributed to decent relative performance.

    If the Fed achieves a slowing of Gross Domestic Product growth to 3% or less, bond yields would be expected to decline. The pattern of total returns for 2000 could be opposite of the 1999 experience. We will lengthen the duration of the portfolio if rates continue to increase, anticipating a rally later this year.

                                   Sincerely,

                           [Ronald R. Warfield Photo]
                             /s/ Ronald R. Warfield
                               Ronald R. Warfield
                                   President

---------------
  * All indices mentioned are unmanaged indices not available for investment.

 ** Although a money market seeks to maintain a stable net asset value of $1.00 per share, there is no assurance it will be able to do so. An investment in the Fund is neither insured nor guaranteed by the U.S. Government, it is possible to lose money.

*** U.S. Treasury bonds unlike mutual funds are direct obligations of the U.S.
    Government that offer a fixed rate of return.

    Past performance is no guarantee of future results. Share prices will fluctuate and when redeemed, shares may be worth more or less than their original investment. Funds are distributed by Provident Distributors, Inc. 4400 Computer Drive, Westborough, MA 01581. Must be preceded or accompanied by a prospectus. DFU 2/00

IAA TRUST MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------
        IAA TRUST GROWTH FUND, INC.
         PORTFOLIO CHANGES For the Six Months Ended December 31, 1999

              MAJOR PURCHASES                                            MAJOR SALES
              Allstate Corp. (1)                                         Sun Microsystems, Inc.
              MCI Worldcom, Inc. (1)                                     American Express Co.
              Bank One Corp. (1)                                         American Greetings Corp. (2)
              Abbott Laboratories (1)                                    Deere & Co. (2)
              Masco Corp. (1)                                            Analog Devices, Inc.
              Washington Mutual, Inc. (1)                                Oracle Corp.
              Newell Rubbermaid, Inc.                                    Office Depot, Inc. (2)
              Warnaco Group, Inc., Cl. A                                 Kimberly Clark Corp.
              Rite Aid Corp.                                             GTE Corp.
              W.W. Grainger, Inc.                                        American International Group, Inc.
              (1) New Holdings                                           (2) Deletions

         TEN LARGEST HOLDINGS December 31, 1999

                                                                                           PERCENT
                                                                               VALUE       OF FUND
                                                                            -----------    -------
              Microsoft Corp..............................................  $ 8,756,250      4.67%
              General Electric Co.........................................    7,892,250      4.21
              Sun Microsystems, Inc.......................................    6,380,850      3.40
              Oracle Corp.................................................    6,051,375      3.23
              Cisco Systems, Inc..........................................    5,999,000      3.20
              Analog Devices, Inc.........................................    5,952,000      3.17
              Tellabs, Inc................................................    4,493,125      2.39
              Wal-Mart Stores, Inc........................................    4,147,500      2.21
              Intel Corp..................................................    4,058,006      2.16
              AT&T Corp...................................................    3,958,500      2.11
                                                                            -----------     -----
                                                                            $57,688,856     30.75%
                                                                            ===========     =====

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        IAA TRUST ASSET ALLOCATION FUND, INC.
         PORTFOLIO CHANGES For the Six Months Ended December 31, 1999

              MAJOR PURCHASES                                            MAJOR SALES
              Federal National Mortgage Association, 6.375%, 06/15/09    U.S. Treasury Note, 3.625%, 04/15/28
              (1)                                                        (2)
              Federal Home Loan Mortgage Corp., 6.625%, 9/15/09 (1)      Oracle Corp.
              U.S. Treasury Bond, 5.250%, 11/15/28 (1)                   American Express Co.
              MCI Worldcom, Inc. (1)                                     MGIC Investment Corp.
              Bank One Corp. (1)                                         Sun Microsystems, Inc.
              Unocal Corp. (1)                                           American Greetings Corp. (2)
              Allstate Corp. (1)                                         Deere & Co. (2)
              Sun Microsystems, Inc., 7.500%, 08/15/06 (1)               Analog Devices, Inc.
              Xerox Corp. (1)                                            Ford Credit Auto Owner Trust, 5.650%,
              Washington Mutual, Inc. (1)                                10/15/01 (2)
                                                                         U.S. Treasury Note, 5.875%, 02/15/00
                                                                         (2)
              (1) New Holdings                                           (2) Deletions

         TEN LARGEST HOLDINGS December 31, 1999

                                                                                          PERCENT
                                                                              VALUE       OF FUND
                                                                            ----------    -------
              Microsoft Corp..............................................  $  700,500      2.94%
              General Electric Co.........................................     619,000      2.60
              Sun Microsystems, Inc.......................................     573,038      2.41
              Cisco Systems, Inc..........................................     535,625      2.25
              Oracle Corp.................................................     504,281      2.12
              Analog Devices, Inc.........................................     409,200      1.72
              U.S. Treasury Notes, 5.250%, 11/15/28.......................     371,043      1.56
              Gentex Corp.................................................     333,000      1.40
              Tellabs, Inc................................................     308,100      1.29
              Elan Corp...................................................     295,000      1.24
                                                                            ----------     -----
                                                                            $4,648,787     19.53%
                                                                            ==========     =====

--------------------------------------------------------------------------------

IAA TRUST MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------
        IAA TRUST TAX EXEMPT BOND FUND, INC.
         PORTFOLIO CHANGES For the Six Months Ended December 31, 1999

              MAJOR PURCHASES                                            MAJOR SALES
              United Independent School District, Texas 6.700%,          St Paul, Minnesota Independent School
              06/15/08 (1)                                               District #625  General Obligation,
              Michigan State Hospital Financing Authority Revenue        Series C, 5.250%, 02/01/13 (2)
               Ascension Health Credit, Series A, 5.500%, 11/15/06 (1)   Long Island, New York Power Authority,
              Regional Transportation Authority Illinois Unlimited Tax   4.000%,  04/01/04 (2)
               General Obligation, 5.750%, 06/01/11 (1)                  Pike Township, Indiana Revenue Bond,
                                                                         5.700%,  02/01/01 (2)
                                                                         New York State Highway & Bridge
                                                                         Authority Revenue,  Series B, 5.000%,
                                                                         04/01/08 (2)
              (1) New Holdings                                           (2) Deletions

         TEN LARGEST HOLDINGS December 31, 1999

                                                                                          PERCENT
                                                                              VALUE       OF FUND
                                                                            ----------    -------
              Illinois Health Facilities Authority Revenue, 6.800%,
               10/01/24...................................................  $  841,928      5.15%
              Massachusetts State Grant Anticipation Revenue Bond, 5.000%,
               12/15/08...................................................     792,472      4.85
              Wisconsin State Clean Water Revenue Bond, 5.300%,
               06/01/12...................................................     713,832      4.37
              University of Kentucky, University Building Revenue, 4.150%,
               05/01/01...................................................     697,095      4.26
              Texas A&M University Revenue Financing System, 5.375%,
               05/15/14...................................................     583,002      3.57
              Pennsylvania State Higher Education Revenue Bonds, 5.600%,
               09/01/10...................................................     582,688      3.56
              Peru, Indiana Community School Corp. Revenue, 6.750%,
               01/01/09...................................................     582,615      3.56
              Connecticut State Unlimited Tax General Obligation, 5.400%,
               03/15/08...................................................     561,600      3.43
              Indiana University Trustee Revenue Bonds, Student Fees,
               5.700%, 08/01/10...........................................     559,273      3.42
              Cape Girardeau, Missouri Waterworks System Revenue, 7.450%,
               03/01/05...................................................     549,280      3.36
                                                                            ----------     -----
                                                                            $6,463,785     39.53%
                                                                            ==========     =====

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
         MONEY MARKET SERIES
         TEN LARGEST HOLDINGS December 31, 1999

                                                                                           PERCENT
                                                                               VALUE       OF FUND
                                                                            -----------    -------
              Toyota Motor Credit Corp., 5.78%, 02/15/00..................  $ 2,049,088      3.13%
              GTE Funding, Inc., 5.90%, 01/18/00..........................    1,994,428      3.05
              Coca-Cola Co., 6.05%, 02/18/00..............................    1,983,867      3.03
              Federal National Mortgage Association, 5.50%, 02/24/00......    1,983,500      3.03
              DaimlerChrysler Corp., 5.87%, 01/24/00......................    1,942,687      2.97
              Citicorp, 6.01%, 02/04/00...................................    1,900,000      2.90
              Chevron Corp., 6.21%, 01/26/00..............................    1,820,000      2.78
              American Express Credit Corp., 5.51%, 01/03/00..............    1,700,000      2.60
              Proctor & Gamble Co., 5.86%, 01/12/00.......................    1,696,956      2.59
              USAA Capital Corp., 6.25%, 02/02/00.........................    1,591,111      2.43
                                                                            -----------     -----
                                                                            $18,661,637     28.51%
                                                                            ===========     =====

         PORTFOLIO CHARACTERISTICS December 31, 1999

         CURRENT YIELD: 5.39%
         30-DAY AVERAGE YIELD: 5.17%
         7-DAY AVERAGE YIELD: 5.31%

         AVERAGE DAYS TO MATURITY: 26.0

--------------------------------------------------------------------------------

IAA TRUST MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------
        IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
         SHORT-TERM GOVERNMENT BOND SERIES
         PORTFOLIO CHANGES For the Six Months Ended December 31, 1999

              MAJOR PURCHASES                                              MAJOR SALES
              Private Export Funding, 6.450%, 09/30/04 (1)                 Federal National Mortgage Association,
              Federal Home Loan Mortgage Corp., 6.250%, 07/15/04 (1)       5.080%, 09/24/99 (2)
              Federal National Mortgage Association, 6.500%, 09/25/19 (1)  Federal Home Loan Bank, 8.000%, 09/20/04 (2)
              Ford Credit Auto Owner Trust, 6.080%, 09/16/02 (1)           U.S. Treasury Notes, 5.875%, 11/15/99 (2)
              Federal National Mortgage Association, 5.000%, 09/25/06 (1)  Federal Home Loan Mortgage Corp., 6.350%,
                                                                           3/15/11 (2)
                                                                           Federal National Mortgage Association,
                                                                           6.500%, 08/01/04 (2)
                                                                           Banc One Auto Grantor Trust, 6.270%, 11/20/03
                                                                           (2)
                                                                           The Money Store Home Equity Trust, 7.800%,
                                                                           10/15/21 (2)
              (1) New Holdings                                             (2) Deletions

         TEN LARGEST HOLDINGS December 31, 1999

                                                                                           PERCENT
                                                                               VALUE       OF FUND
                                                                            -----------    -------
              U.S. Treasury Notes, 6.500%, 08/31/01.......................  $ 3,012,240     10.18%
              U.S. Treasury Notes, 6.250%, 02/28/02.......................    1,999,780      6.76
              Federal National Mortgage Association, 6.500%, 08/01/04.....    1,622,953      5.48
              U.S. Treasury Notes, 5.500%, 02/29/00.......................      999,656      3.38
              Federal National Mortgage Association, 5.100%, 09/25/00.....      990,440      3.35
              Federal Home Loan Bank, 6.140%, 12/17/01....................      987,520      3.34
              Federal Home Loan Bank, 5.500%, 08/13/01....................      985,450      3.33
              Federal National Mortgage Association, 6.500%, 09/25/19.....      985,250      3.33
              Federal National Mortgage Association, 5.400%, 05/07/01.....      985,000      3.33
              Private Export Funding, 6.450%, 09/30/04....................      981,250      3.32
                                                                            -----------     -----
                                                                            $13,549,539     45.80%
                                                                            ===========     =====

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
         LONG-TERM BOND SERIES
         PORTFOLIO CHANGES For the Six Months Ended December 31, 1999

              MAJOR PURCHASES                                              MAJOR SALES
              Federal National Mortgage Association, 6.375%, 06/15/09 (1)  Sherwin-Williams Co., 5.500%, 10/15/27 (2)
              Northwest Airlines Corp., 7.935%, 04/01/19 (1)               Mattel, Inc., 6.000%, 07/15/03 (2)
              Idaho Power Corp., 7.200%, 12/01/09 (1)                      J.C. Penny Master Credit Card Trust, 8.950%,
              Allstate Corp., 7.200%, 12/01/09 (1)                         10/15/01 (2)
              Federal National Mortgage Association, 7.604%, 12/25/19 (1)  Federal Home Loan Mortgage Corp., 7.000%,
              CSX Transportation, Inc., 6.500%, 04/15/04 (1)               03/01/12 (2)
              Federal Farm Credit Bank, 6.690%, 09/08/10 (1)               Federal Home Loan Mortgage Corp., 6.000%,
              Merrill Lynch & Co., Inc., 7.370%, 06/15/08 (1)              03/15/09 (2)
                                                                           Government National Mortgage Association,
                                                                           6.500%,  04/15/26 (2)
              (1) New Holdings                                             (2) Deletions

         TEN LARGEST HOLDINGS December 31, 1999

                                                                                           PERCENT
                                                                               VALUE       OF FUND
                                                                            -----------    -------
              Federal Home Loan Mortgage Corp., 7.000%, 03/01/12..........  $ 2,629,440      6.46%
              Merck & Co., Inc., 5.760%, 05/03/37.........................    1,597,749      3.92
              Government National Mortgage Association, 8.000%,
               07/15/26...................................................    1,260,483      3.10
              Government National Mortgage Association, 6.500%,
               04/15/26...................................................    1,091,864      2.68
              California Infrastructure PG & E, 6.420%, 09/25/08..........      967,920      2.38
              U.S. Treasury Notes, 5.250%, 11/15/28.......................      948,221      2.33
              U.S. Treasury Notes, 6.000%, 02/15/26.......................      915,260      2.25
              Xerox Corp., 5.545%, 07/22/37...............................      913,204      2.24
              Federal Home Loan Mortgage Corp., 6.000%, 03/15/09..........      758,145      1.86
              Associates Corp. of North America, 5.960%, 05/15/37.........      750,118      1.84
                                                                            -----------     -----
                                                                            $11,832,404     29.06%
                                                                            ===========     =====

--------------------------------------------------------------------------------

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1999 (unaudited)

--------------------------------------------------------------------------------
IAA TRUST GROWTH FUND, INC.

                                            SHARES        VALUE
                                          ----------   ------------
COMMON STOCK -- 94.20%
BASIC INDUSTRY -- 0.95%
Monsanto Co. .........................        50,000   $  1,781,250
                                                       ------------
CAPITAL GOODS -- 5.09%
Boeing Co. ...........................        40,050      1,664,578
General Electric Co. .................        51,000      7,892,250
                                                       ------------
                                                          9,556,828
                                                       ------------
COMMUNICATION SERVICES -- 7.23%
AT&T Corp. ...........................        78,000      3,958,500
GTE Corp. ............................        36,000      2,540,250
MCI Worldcom, Inc.* ..................        44,280      2,349,607
SBC Communications, Inc. .............        46,500      2,266,875
U.S. West, Inc. ......................        33,900      2,440,800
                                                       ------------
                                                         13,556,032
                                                       ------------
CONSUMER CYCLICAL -- 7.90%
Gentex Corp. .........................       132,000      3,663,000
Intimate Brands, Inc. ................        52,000      2,242,500
Masco Corp. ..........................        55,450      1,407,044
Reuters Group PLC, ADR ...............        23,000      1,858,688
Wal-Mart Stores, Inc. ................        60,000      4,147,500
Warnaco Group, Inc., Cl. A ...........       122,225      1,504,895
                                                       ------------
                                                         14,823,627
                                                       ------------
CONSUMER STAPLES -- 10.43%
Coca-Cola Co. ........................        20,000      1,165,000
Dean Foods Co. .......................        50,000      1,987,500
Fox Entertainment Group, Inc.* .......        65,000      1,620,937
Gillette Co. .........................        56,620      2,332,036
Kimberly-Clark Corp. .................        39,000      2,544,750
Newell Rubbermaid, Inc. ..............        72,300      2,096,700
PepsiCo, Inc. ........................        39,000      1,374,750
Philip Morris Companies, Inc. ........        50,000      1,159,375
Procter & Gamble Co. .................        35,000      3,834,688
Unilever N.V. ........................        26,785      1,458,108
                                                       ------------
                                                         19,573,845
                                                       ------------
ENERGY -- 7.52%
Chevron Corp. ........................        22,800      1,975,050
Diamond Offshore Drilling, Inc. ......        58,000      1,772,625
Exxon Mobil Corp. ....................        20,000      1,611,250
Halliburton Co. ......................        41,000      1,650,250
Phillips Petroleum Co. ...............        28,000      1,316,000
Royal Dutch Petroleum Co., ADR .......        45,000      2,719,688
Schlumberger, Ltd. ...................        30,000      1,687,500
Transocean Sedco Forex, Inc. .........         5,808        195,657
Unocal Corp. .........................        35,000      1,174,688
                                                       ------------
                                                         14,102,708
                                                       ------------
FINANCE -- 13.72%
Allstate Corp. .......................        94,000      2,256,000
American Express Co. .................        12,000      1,995,000
American International Group, Inc. ...        20,000      2,162,500
Associates First Capital Corp. .......        70,000      1,920,625
Bank Of New York .....................        61,000      2,440,000
Bank One Corp. .......................        49,500      1,587,094
Citigroup, Inc. ......................        60,000      3,333,750
Fannie Mae ...........................        45,000      2,809,687
MBNA Corp. ...........................        66,000      1,798,500
MGIC Investment Corp. ................        36,000      2,166,750
Washington Mutual, Inc. ..............        43,500      1,131,000
Wells Fargo Co. ......................        53,000      2,143,188
                                                       ------------
                                                         25,744,094
                                                       ------------

                                            SHARES        VALUE
                                          ----------   ------------
HEALTH -- 9.94%
Abbott Laboratories ..................        43,150   $  1,566,884
Becton, Dickinson & Co. ..............        45,000      1,203,750
Bristol-Myers Squibb Co. .............        40,000      2,567,500
Elan Corp., PLC, ADR .................        97,600      2,879,200
Johnson & Johnson ....................        30,000      2,793,750
Merck & Co., Inc. ....................        54,000      3,621,375
Pfizer, Inc. .........................        64,425      2,089,786
Smithkline Beecham PLC, ADR ..........        30,000      1,933,125
                                                       ------------
                                                         18,655,370
                                                       ------------
TECHNOLOGY -- 27.35%
America Online, Inc.* ................        17,000      1,282,437
Analog Devices, Inc. .................        64,000      5,952,000
Cisco Systems, Inc.* .................        56,000      5,999,000
W.W. Grainger, Inc. ..................        37,000      1,769,063
Hewlett-Packard Co. ..................        25,000      2,848,437
Intel Corp. ..........................        49,300      4,058,006
International Business Machines
 Corp. ...............................        20,000      2,160,000
Microsoft Corp.* .....................        75,000      8,756,250
Oracle Corp.* ........................        54,000      6,051,375
Raytheon Co., Cl. B ..................        25,000        664,063
Sun Microsystems, Inc.* ..............        82,400      6,380,850
Tellabs, Inc.* .......................        70,000      4,493,125
Xerox Corp. ..........................        40,000        907,500
                                                       ------------
                                                         51,322,106
                                                       ------------
TRANSPORTATION -- 1.45%
Burlington Northern Corp. ............        45,000      1,091,250
FDX Corp.* ...........................        40,000      1,637,500
                                                       ------------
                                                          2,728,750
                                                       ------------
UTILITIES -- 2.62%
DPL, Inc. ............................       125,000      2,164,062
NICOR, Inc. ..........................        49,150      1,597,375
Wisconsin Energy Corp. ...............        60,000      1,155,000
                                                       ------------
                                                          4,916,437
                                                       ------------
TOTAL COMMON STOCK
 (cost $105,416,964) .................                  176,761,047
                                                       ------------

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1999 (unaudited)

--------------------------------------------------------------------------------
IAA TRUST GROWTH FUND, INC. (CONTINUED)

                                          PRINCIPAL
                                            AMOUNT        VALUE
                                          ----------   ------------
COMMERCIAL PAPER -- 4.14%
Ford Motor Credit Corp. 5.80%,
  01/04/00 ...........................    $1,000,000   $  1,000,000
General Motors Acceptance Corp. 5.87%,
 02/08/00 ............................     4,677,000      4,677,000
Prudential Funding 5.87%, 01/12/00 ...     2,100,000      2,100,000
                                                       ------------
TOTAL COMMERCIAL PAPER
 (cost $7,777,000) ...................                    7,777,000
                                                       ------------

                                            SHARES        VALUE
                                          ----------   ------------
OTHER SHORT TERM INVESTMENTS -- 1.58%
MONEY MARKET FUNDS
Dreyfus Cash Management Money Market
 Fund ................................       653,259   $    653,259
Federated Prime Obligation Fund ......     2,300,757      2,300,757
                                                       ------------
TOTAL MONEY MARKET FUNDS
 (cost $2,954,016) ...................                    2,954,016
                                                       ------------
TOTAL INVESTMENTS -- 99.92%
 (cost $116,147,980) .................                  187,492,063
                                                       ------------
CASH & OTHER ASSETS NET OF
 LIABILITIES -- 0.08% ................                      145,187
                                                       ------------
NET ASSETS -- 100.00% ................                 $187,637,250
                                                       ============
* non-income producing

                       See notes to financial statements.

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1999 (unaudited)

--------------------------------------------------------------------------------
IAA TRUST ASSET ALLOCATION FUND, INC.

                                           SHARES         VALUE
                                         -----------   ------------
COMMON STOCK -- 59.88%
BASIC INDUSTRIES -- 0.60%
Monsanto Co. ........................          4,000   $    142,500
                                                       ------------
CAPITAL GOODS -- 3.21%
Boeing Co. ..........................          3,500        145,469
General Electric Co. ................          4,000        619,000
                                                       ------------
                                                            764,469
                                                       ------------
COMMUNICATION SERVICES -- 4.35%
AT&T Corp. ..........................          4,500        228,375
BellSouth Corp. .....................          3,000        140,437
GTE Corp. ...........................          3,000        211,688
MCI Worldcom, Inc.* .................          3,600        191,025
SBC Communications, Inc. ............          3,194        155,708
U.S. West, Inc. .....................          1,500        108,000
                                                       ------------
                                                          1,035,233
                                                       ------------
CONSUMER CYCLICAL -- 5.57%
Gentex Corp. ........................         12,000        333,000
Intimate Brands, Inc. ...............          4,725        203,766
Masco Corp. .........................          5,000        126,875
Reuters Group PLC, ADR ..............          1,500        121,219
Tribune Co. .........................          4,000        220,250
Wal-Mart Stores, Inc. ...............          3,700        255,763
Warnaco Group, Inc., Cl. A ..........          5,300         65,256
                                                       ------------
                                                          1,326,129
                                                       ------------
CONSUMER STAPLES -- 6.26%
Albertson's, Inc. ...................          2,900         93,525
Dean Foods Co. ......................          4,000        159,000
Fox Entertainment Group, Inc.* ......          7,000        174,562
Gillette Co. ........................          3,600        148,275
Kimberly-Clark Corp. ................          4,000        261,000
Newell Rubbermaid, Inc. .............          4,500        130,500
PepsiCo, Inc. .......................          4,000        141,000
Philip Morris Companies, Inc. .......          4,000         92,750
Procter & Gamble Co. ................          2,650        290,341
                                                       ------------
                                                          1,490,953
                                                       ------------
ENERGY -- 4.82%
Atlantic Richfield Co. ..............          1,400        121,100
Diamond Offshore Drilling, Inc. .....          4,000        122,250
Exxon Mobil Corp. ...................          3,000        241,687
Halliburton Co. .....................          3,500        140,875
Phillips Petroleum Co. ..............          3,000        141,000
Royal Dutch Petroleum Co., ADR ......          4,000        241,750
Unocal Corp. ........................          4,100        137,606
                                                       ------------
                                                          1,146,268
                                                       ------------
FINANCE -- 8.50%
Allstate Corp. ......................          5,200        124,800
American Express Co. ................            800        133,000
American International Group,
 Inc. ...............................          1,600        173,000
Associates First Capital Corp. ......          5,000        137,187
Bank of America Corp. ...............          3,055        153,323
Bank of New York ....................          5,000        200,000
Bank One Corp. ......................          4,000        128,250
Citigroup, Inc. .....................          4,312        239,585
Fannie Mae ..........................          3,800        237,262
MGIC Investment Corp. ...............          2,300        138,431
Washington Mutual, Inc. .............          4,800        124,800
Wells Fargo Co. .....................          5,800        234,538
                                                       ------------
                                                          2,024,176
                                                       ------------

                                           SHARES         VALUE
                                         -----------   ------------
HEALTH -- 6.20%
Becton, Dickinson & Co. .............          4,600   $    123,050
Bristol-Myers Squibb Co. ............          4,000        256,750
Elan Corp., PLC, ADR ................         10,000        295,000
Johnson & Johnson ...................          2,500        232,813
Merck & Co., Inc. ...................          4,000        268,250
Pfizer, Inc. ........................          4,500        145,969
Smithkline Beecham PLC, ADR .........          2,400        154,650
                                                       ------------
                                                          1,476,482
                                                       ------------
TECHNOLOGY -- 17.43%
America Online, Inc.* ...............          1,400        105,612
Analog Devices, Inc. ................          4,400        409,200
Cisco Systems, Inc.* ................          5,000        535,625
W.W. Granger, Inc. ..................          2,700        129,094
Hewlett Packard Co. .................          1,800        205,088
Intel Corp. .........................          3,500        288,094
International Business Machine
 Corp. ..............................          2,400        259,200
Microsoft Corp.* ....................          6,000        700,500
Oracle Corp.* .......................          4,500        504,281
Raytheon Co., Cl. B .................          2,000         53,125
Sun Microsystems, Inc.* .............          7,400        573,038
Tellabs, Inc.* ......................          4,800        308,100
Xerox Corp. .........................          3,500         79,406
                                                       ------------
                                                          4,150,363
                                                       ------------
TRANSPORTATION -- 1.02%
Burlington Northern Corp. ...........          4,600        111,550
FDX Corp.* ..........................          3,200        131,000
                                                       ------------
                                                            242,550
                                                       ------------
UTILITIES/TELEPHONE -- 1.92%
Florida Progress Corp. ..............          2,200         93,087
NICOR, Inc. .........................          4,500        146,250
Williams Companies, Inc. ............          4,000        122,250
Wisconsin Energy Corp. ..............          5,000         96,250
                                                       ------------
                                                            457,837
                                                       ------------
TOTAL COMMON STOCK
 (cost $8,622,365) ..................                    14,256,960
                                                       ------------

                                          PRINCIPAL
                                           AMOUNT
                                         -----------
BONDS AND NOTES -- 34.60%
ASSET BACKED -- 4.30%
Amresco Residential Securities
 Mortgage Loan Trust
 6.925%, 06/25/25 ...................    $   100,000         98,569
Chemical Master Credit Card Trust
 5.980%, 09/15/08 ...................        200,000        189,580
Discover Credit Card Trust
 6.750%, 02/16/02 ...................        200,000        199,375
 5.600%, 05/15/06 ...................        250,000        238,203
Green Tree Financial Corp.
 6.870%, 01/15/29 ...................        100,000         96,674
The Money Store Home Equity Trust
 8.140%, 10/15/27 ...................        200,000        200,988
                                                       ------------
                                                       $  1,023,389
                                                       ------------

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1999 (unaudited)

--------------------------------------------------------------------------------
IAA TRUST ASSET ALLOCATION FUND, INC. (CONTINUED)

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
AUTO -- 1.02%
Ford Credit Auto Owner Trust
 5.650%, 10/15/01 ...................    $   137,929   $    136,664
General Motors Acceptance Corp.
 8.875%, 06/01/10 ...................        100,000        107,375
                                                       ------------
                                                            244,039
                                                       ------------
BANKING -- 2.11%
ABN AMRO N.V. (Chicago) Global Bond
 7.125%, 06/18/07 ...................        100,000         96,875
Citicorp
 7.200%, 06/15/07 ...................        100,000         97,000
International American Development
 Bank
 8.875%, 06/01/09 ...................        100,000        110,125
NationsBank Corp.
 5.750%, 03/15/01 ...................        200,000        197,750
                                                       ------------
                                                            501,750
                                                       ------------
CHEMICALS -- 0.42%
Dupont (E.I.) De Nemours & Co.
 6.750%, 10/15/02 ...................        100,000         99,500
                                                       ------------
FINANCE -- 1.61%
Household Finance Corp.
 6.400%, 06/17/08 ...................        200,000        185,250
Merrill Lynch & Co., Inc.
 6.020%, 05/11/01 ...................        200,000        197,750
                                                       ------------
                                                            383,000
                                                       ------------
FOOD & BEVERAGE -- 2.22%
Campbell Soup Co.
 4.750%, 10/01/03 ...................        200,000        185,500
Coca-Cola Co.
 6.625%, 10/01/02 ...................        100,000         99,250
Coca-Cola Enterprises
 7.000%, 10/01/26 ...................        250,000        243,437
                                                       ------------
                                                            528,187
                                                       ------------
INDUSTRIAL -- 2.84%
Amoco Canada Petroleum Co.
 7.950%, 10/01/22 ...................        100,000         97,125
Mattel, Inc.
 6.000%, 07/15/03 ...................        200,000        189,000
Merck & Co., Inc.
 5.760%, 05/03/37 ...................        200,000        199,719
Raytheon Co.
 5.950%, 03/15/01 ...................        100,000         98,375
 6.300%, 03/15/05 ...................        100,000         92,750
                                                       ------------
                                                            676,969
                                                       ------------
MUNICIPAL -- 1.04%
New York State Power Authority
 Revenue
 6.050%, 02/15/15 ...................        250,000        247,056
                                                       ------------
OFFICE EQUIPMENT -- 0.85%
Xerox Corp.
 5.545%, 07/22/37 ...................        200,000        202,934
                                                       ------------

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
RETAILING -- 2.44%
Dayton Hudson Corp.
 5.895%, 06/15/37 ...................    $   200,000   $    199,750
Sears Roebuck Acceptance Corp.
 6.000%, 03/20/03 ...................        200,000        190,250
Sears Roebuck Credit Account Master
 Trust
 5.650%, 03/15/09 ...................        200,000        190,699
                                                       ------------
                                                            580,699
                                                       ------------
TECHNOLOGY -- 0.63%
Sun Microsystems, Inc.
 7.500%, 08/15/06 ...................        150,000        150,563
                                                       ------------
TELEPHONE UTILITY -- 2.79%
Bell Telephone Co. of PA Putable
 Debentures
 8.350%, 12/15/30 ...................        200,000        210,750
BellSouth Capital Funding Corp.
 6.040%, 11/15/26 ...................        200,000        198,250
Chesapeake & Potomac Telephone Co. of
 Virginia Debentures
 8.375%, 10/01/29 ...................        100,000        105,625
New Jersey Bell Telephone Co.
 7.850%, 11/15/29 ...................        150,000        150,375
                                                       ------------
                                                            665,000
                                                       ------------
TRANSPORTATION -- 0.83%
Norfolk Southern Corp.
 7.050%, 05/01/37 ...................        200,000        196,750
                                                       ------------
U.S. GOVERNMENT AGENCIES -- 6.97%
Federal Home Loan Mortgage Corp.
 10.750%, 07/01/00 ..................            620            648
 8.750%, 04/01/01 ...................          5,278          5,382
 10.150%, 04/15/06 ..................          2,547          2,550
 6.500%, 06/15/06 ...................        164,541        164,327
 6.000%, 12/15/08 ...................        200,000        191,427
 6.625%, 09/15/09 ...................        200,000        194,250
 6.400%, 09/25/28 ...................        250,000        235,146
Federal National Mortgage Association
 6.375%, 06/15/09 ...................        250,000        238,652
 6.000%, 02/18/21 ...................        300,000        288,503
 6.247%, 03/17/21 ...................        300,000        280,396
Government National Mortgage
 Association Pool #030111
 9.000%, 05/15/09 ...................         12,439         13,026
Government National Mortgage
 Association Pool #23653
 9.500%, 06/15/09 ...................          5,999          6,392
Government National Mortgage
 Association Pool #32147
 9.500%, 08/15/09 ...................          1,439          1,534
Government National Mortgage
 Association Pool #161621
 9.000%, 07/15/16 ...................         36,730         38,463
                                                       ------------
                                                          1,660,696
                                                       ------------

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1999 (unaudited)

--------------------------------------------------------------------------------
IAA TRUST ASSET ALLOCATION FUND, INC. (CONTINUED)

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
U.S. GOVERNMENT OBLIGATIONS -- 4.53%
U.S. Treasury Bonds
 11.625%, 11/15/04 ..................    $   100,000   $    120,837
 5.250%, 11/15/28 ...................        450,000        371,043
U.S. Treasury Notes
 6.625%, 04/30/02 ...................        100,000        100,766
 6.875%, 05/15/06 ...................        150,000        152,643
 6.500%, 10/15/06 ...................        200,000        199,540
Tennessee Valley Authority
 5.375%, 11/13/08 ...................        150,000        133,370
                                                       ------------
                                                          1,078,199
                                                       ------------
TOTAL BONDS AND NOTES
 (cost $8,442,484) ..................                     8,238,731
                                                       ------------

                                           SHARES         VALUE
                                         -----------   ------------
OTHER SHORT TERM INVESTMENTS -- 4.68%
MONEY MARKET FUNDS
Dreyfus Cash Management Money Market
 Fund ...............................        323,785   $    323,785
Federated Prime Obligation Fund .....        791,996        791,996
                                                       ------------
TOTAL MONEY MARKET FUNDS
 (cost $1,115,781) ..................                     1,115,781
                                                       ------------
TOTAL INVESTMENTS -- 99.16%
 (cost $18,180,631) .................                    23,611,472
                                                       ------------
CASH & OTHER ASSETS NET OF
 LIABILITIES  -- 0.84% ..............                       199,220
                                                       ------------
NET ASSETS -- 100.00% ...............                  $ 23,810,692
                                                       ============
* non-income producing

                       See notes to financial statements.

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1999 (unaudited)

--------------------------------------------------------------------------------
IAA TRUST TAX-EXEMPT BOND FUND, INC.

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
MUNICIPAL BONDS
  (TAX EXEMPT ) -- 96.51%
ARIZONA -- 3.30%
Maricopa County, School District #93
 Arizona Unlimited Tax General
 Obligation
 6.400%, 07/01/06....................    $   500,000   $    539,275
                                                       ------------
CALIFORNIA -- 1.65%
City of Fresno, California Sewer
 System Revenue
 6.250%, 09/01/14....................        250,000        269,865
                                                       ------------
CONNECTICUT -- 3.43%
Connecticut State Unlimited Tax
 General Obligation
 5.400%, 03/15/08....................        550,000        561,600
                                                       ------------
ILLINOIS -- 15.51%
Illinois Health Facilities Authority
 Revenue
 6.800%, 10/01/24....................        800,000        841,928
Illinois State Sales Tax Revenue
 5.400%, 06/15/13....................        550,000        538,516
Northwest Suburban Municipal Joint
 Action Water Agency Illinois
 Contract Revenue
 6.450%, 05/01/07....................        400,000        432,660
Northwest Water Commission Illinois,
 Cook & Lake Revenue
 5.000%, 05/01/13....................        500,000        466,030
Regional Transportation Authority
 Illinois Unlimited Tax General
 Obligation
 5.750%, 06/01/11....................        250,000        257,265
                                                       ------------
                                                          2,536,399
                                                       ------------
INDIANA -- 6.98%
Indiana University Trustee Revenue
 Bonds, Student Fees
 5.700%, 08/01/10....................        550,000        559,273
Peru, Indiana Community School Corp.
 Revenue
 6.750%, 01/01/09....................        550,000        582,615
                                                       ------------
                                                          1,141,888
                                                       ------------
KENTUCKY -- 7.15%
Jefferson County, Kentucky School
 District Financing Corp. School
 Building Revenue, Series A
 5.300%, 07/01/15....................        500,000        472,270
University of Kentucky, University
 Building Revenue, Third Series
 4.150%, 05/01/01....................        700,000        697,095
                                                       ------------
                                                          1,169,365
                                                       ------------
MASSACHUSETTS -- 8.01%
Massachusetts State Grant
 Anticipation
 Notes Revenue Bond
 5.000%, 12/15/08....................        800,000        792,472
Massachusetts State Water Resource
 Authority Revenue
 6.000%, 11/01/08....................        500,000        517,505
                                                       ------------
                                                          1,309,977
                                                       ------------

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
MICHIGAN -- 2.50%
Michigan State Hospital Financing
 Authority Revenue Ascension Health
 Credit, Series A
 5.500%, 11/15/06....................    $   400,000   $    409,336
                                                       ------------
MISSOURI -- 4.90%
Cape Girardeau, Missouri Waterworks
 System Revenue
 7.450%, 03/01/05....................        500,000        549,280
Missouri State Environmental
 Improvement
 & Energy Resource Authority
   Pollution Control Revenue
 5.250%, 12/01/09....................        250,000        251,687
                                                       ------------
                                                            800,967
                                                       ------------
NEVADA -- 5.57%
Clark County, Nevada School District
 General Obligation
 5.250%, 06/01/07....................        500,000        504,125
Henderson, Nevada Water & Sewer
 Unlimited Tax General Obligation
 5.375%, 06/01/07....................        400,000        405,640
                                                       ------------
                                                            909,765
                                                       ------------
NEW JERSEY -- 1.54%
Essex County, New Jersey Unlimited
 General Obligation
 5.000%, 08/01/07....................        250,000        250,820
                                                       ------------
NEW YORK -- 2.99%
New York State Dormitory Authority
 Revenue
 5.500%, 07/01/12....................        500,000        488,745
                                                       ------------
NORTH CAROLINA -- 1.62%
North Carolina Eastern Municipal
 Power
 Agency System Revenue
 7.000%, 01/01/08....................        250,000        265,050
                                                       ------------
OHIO -- 3.08%
Montgomery County, Ohio Sewer System
 Revenue
 5.600%, 09/01/11....................        500,000        504,140
                                                       ------------
PENNSYLVANIA -- 6.69%
Pennsylvania Intergovernmental Corp.
 Authority, Special Tax Revenue
 5.450%, 06/15/08....................        500,000        511,805
Pennsylvania State Higher Education
 Revenue Bonds, Series A
 5.600%, 09/01/10....................        575,000        582,688
                                                       ------------
                                                          1,094,493
                                                       ------------
TENNESSEE -- 3.21%
Shelby County, Tennessee School
 General Obligation, Series B
 5.875%, 06/01/18....................        500,000        525,025
                                                       ------------

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1999 (unaudited)

--------------------------------------------------------------------------------
IAA TRUST TAX EXEMPT BOND FUND, INC. (CONTINUED)

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
TEXAS -- 12.13%
Bexar County, Texas Detention
 Facilities Limited Tax General
 Obligation
 5.750%, 06/15/10....................    $   500,000   $    518,735
Garland, Texas Limited Tax General
 Obligation
 5.800%,08/15/12.....................        350,000        365,347
Texas A & M University Revenue
 Financing System
 5.375%, 05/15/14....................        600,000        583,002
United Independent School District,
 Texas
 6.700%, 08/15/08....................        465,000        515,764
                                                       ------------
                                                          1,982,848
                                                       ------------
UTAH -- 1.88%
Utah State Board Regents Revenue
 5.500%, 08/01/05....................        300,000        306,849
                                                       ------------
WISCONSIN -- 4.37%
Wisconsin State Clean Water Revenue
 Bond
 5.300%, 06/01/12....................        700,000        713,832
                                                       ------------
TOTAL MUNICIPAL BONDS
 (cost $15,681,452)..................                    15,780,239
                                                       ------------

                                             SHARES        VALUE
                                            ---------   -----------
TAX EXEMPT MONEY MARKET
 FUNDS -- 2.27%
Nuveen Tax Exempt Money Fund............      371,402   $   371,402
                                                        -----------
TOTAL INVESTMENTS -- 98.78%
 (cost $16,052,854).....................                 16,151,641
                                                        -----------
CASH & OTHER ASSETS NET OF
 LIABILITIES -- 1.22%...................                    199,126
                                                        -----------
NET ASSETS -- 100.00%...................                $16,350,767
                                                        ===========

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1999 (unaudited)

--------------------------------------------------------------------------------
IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
MONEY MARKET SERIES

                                           PRINCIPAL
                                            AMOUNT         VALUE
                                          -----------   -----------
COMMERCIAL PAPER -- 92.98%
AUTO & TRUCK -- 15.50%
DaimlerChrysler Corp.
 5.87%, 01/24/00......................    $ 1,950,000   $ 1,942,687
Ford Motor Credit Co.
 5.80%, 01/04/00......................        300,000       300,000
 5.89%, 01/04/00......................      1,260,000     1,260,000
 6.28%, 01/07/00......................        120,000       119,874
 6.37%, 01/14/00......................      1,408,000     1,404,761
General Motors Acceptance Corp.
 5.91%, 02/07/00......................      1,430,000     1,430,000
 5.87%, 02/08/00......................      1,286,000     1,286,000
 5.87%, 02/24/00......................        350,000       346,918
Toyota Motor Credit Corp.
 5.78%, 02/15/00......................      2,064,000     2,049,088
                                                        -----------
                                                         10,139,328
                                                        -----------
COMMERCIAL FINANCE -- 9.32%
Prudential Funding Corp.
 5.86%, 01/11/00......................      1,000,000     1,000,000
 6.13%, 01/19/00......................      1,020,000     1,020,000
 6.04%, 01/28/00......................      1,000,000     1,000,000
Wells Fargo & Co.
 5.94%, 02/10/00......................      1,347,000     1,338,110
 5.92%, 02/14/00......................        842,000       835,908
 6.06%, 02/14/00......................        908,000       908,000
                                                        -----------
                                                          6,102,018
                                                        -----------
CONSUMER FINANCE -- 23.44%
American Express Credit Corp.
 5.51%, 01/03/00......................      1,700,000     1,700,000
 6.37%, 01/05/00......................      1,590,000     1,590,000
American General Finance Corp.
 5.80%, 01/19/00......................      1,454,000     1,454,000
 6.04%, 02/03/00......................      1,587,000     1,587,000
Associates Corp. of North America
 5.99%, 01/14/00......................      1,175,000     1,175,000
 5.30%, 01/18/00......................        700,000       700,000
 5.78%, 02/02/00......................      1,128,000     1,128,000
Citicorp
 5.79%, 01/13/00......................      1,091,000     1,091,000
 6.01%, 02/04/00......................      1,900,000     1,900,000
Household Finance Corp.
 6.23%, 01/12/00......................        900,000       900,000
 5.84%, 01/26/00......................      1,112,000     1,112,000
 5.89%, 02/01/00......................      1,000,000     1,000,000
                                                        -----------
                                                         15,337,000
                                                        -----------
ELECTRONICS -- 3.59%
General Electric Capital Corp.
 6.13%, 01/25/00......................        924,000       924,000
 6.06%, 02/09/00......................      1,166,000     1,166,000
General Electric Credit Corp.
 6.40%, 01/27/00......................        258,000       256,807
                                                        -----------
                                                          2,346,807
                                                        -----------

                                           PRINCIPAL
                                            AMOUNT         VALUE
                                          -----------   -----------
FARM MACHINERY & EQUIPMENT -- 4.60%
John Deere Capital Corp.
 5.85%, 01/07/00......................    $   900,000   $   900,000
 6.12%, 01/13/00......................      1,100,000     1,100,000
John Deere Credit Corp.
 5.89%, 01/25/00......................      1,010,000     1,010,000
                                                        -----------
                                                          3,010,000
                                                        -----------
FOOD & BEVERAGE -- 7.74%
Coca-Cola Co.
 6.05%, 02/18/00......................      2,000,000     1,983,867
Proctor & Gamble Co.
 5.86%, 01/12/00......................      1,700,000     1,696,956
 5.97%, 01/18/00......................        290,000       289,182
 6.02%, 02/11/00......................      1,100,000     1,092,458
                                                        -----------
                                                          5,062,463
                                                        -----------
INSURANCE/MULTI-LINE -- 10.04%
Transamerica Financial Corp.
 6.51%, 01/12/00......................        801,000       799,407
 6.00%, 01/21/00......................      1,000,000       996,667
 6.38%, 01/26/00......................        800,000       796,456
 5.73%, 03/21/00......................        700,000       691,087
USAA Capital Corp.
 5.85%, 01/31/00......................      1,500,000     1,492,687
 6.25%, 02/02/00......................      1,600,000     1,591,111
 5.76%, 02/18/00......................        200,000       198,464
                                                        -----------
                                                          6,565,879
                                                        -----------
MEDICAL/PHARMACEUTICALS -- 2.29%
Abbott Laboratories 5.65%, 01/06/00...      1,500,000     1,498,823
                                                        -----------
PETROLEUM REFINING -- 9.34%
Chevron Corp.
 6.21%, 01/26/00......................      1,820,000     1,820,000
 5.87%, 01/27/00......................      1,302,000     1,302,000
Texaco, Inc.
 5.97%, 01/10/00......................      1,413,000     1,413,000
 5.48%, 01/20/00......................      1,577,000     1,577,000
                                                        -----------
                                                          6,112,000
                                                        -----------
TELEPHONE/UTILITY -- 7.12%
AT&T Corp.
 5.77%, 02/22/00......................      1,152,000     1,142,399
Bell Atlantic Corp.
 5.82%, 01/11/00......................      1,000,000       998,383
 6.60%, 01/20/00......................        276,000       275,039
BellSouth Corp.
 6.20%, 02/15/00......................        250,000       248,062
GTE Funding, Inc.
 5.90%, 01/18/00......................      2,000,000     1,994,428
                                                        -----------
                                                          4,658,311
                                                        -----------
TOTAL COMMERCIAL PAPER
 (Cost $60,832,629)...................                   60,832,629
                                                        -----------

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1999 (unaudited)

--------------------------------------------------------------------------------
IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
MONEY MARKET SERIES (CONTINUED)

                                           PRINCIPAL
                                            AMOUNT         VALUE
                                          -----------   -----------
U.S. GOVERNMENT AGENCY
 OBLIGATIONS -- 3.03%
Federal National Mortgage Association
 5.50%, 02/24/00......................    $ 2,000,000   $ 1,983,500
                                                        -----------
TOTAL U.S. GOVERNMENT AGENCY
 OBLIGATIONS
 (cost $1,983,500)....................                    1,983,500
                                                        -----------

                                            SHARES        VALUE
                                           ---------   -----------
OTHER SHORT-TERM INVESTMENTS -- 4.00%
MONEY MARKET FUNDS
Dreyfus Cash Management Money Market
 Fund..................................    1,281,110   $ 1,281,110
Federated Government Obligation Fund...    1,331,031     1,331,031
                                                       -----------
TOTAL MONEY MARKET FUNDS
 (cost $2,612,141).....................                  2,612,141
                                                       -----------
TOTAL INVESTMENTS -- 100.01%
 (cost $65,428,270)....................                 65,428,270
                                                       -----------
LIABILITIES NET OF CASH & OTHER
 ASSETS -- (0.01)%.....................                     (4,173)
                                                       -----------
NET ASSETS -- 100.00%..................                $65,424,097
                                                       ===========

                       See notes to financial statements.

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1999 (unaudited)

--------------------------------------------------------------------------------
IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
SHORT-TERM GOVERNMENT BOND SERIES

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
BOND AND NOTES -- 87.47%
U.S. GOVERNMENT AGENCIES -- 52.59%
Federal Farm Credit Bank
 5.125%, 04/02/01....................    $   500,000   $    492,245
 4.630%, 11/05/01....................      1,000,000        967,410
Federal Home Loan Bank
 5.500%, 08/13/01....................      1,000,000        985,450
 6.140%, 12/17/01....................      1,000,000        987,520
 5.945%, 04/01/02....................      1,000,000        980,930
 8.340%, 01/26/05....................        500,000        500,585
Federal Home Loan Mortgage Corp.
 6.250%, 07/15/04....................      1,000,000        977,500
 5.500%, 11/25/05....................        981,118        933,759
 6.350%, 03/15/11....................        282,742        280,432
Federal National Mortgage Association
 5.100%, 09/25/00....................      1,000,000        990,440
 5.400%, 05/07/01....................      1,000,000        985,000
 5.375%, 03/15/02....................        500,000        488,450
 6.500%, 08/01/04....................      1,656,075      1,622,953
 5.000%, 09/25/06....................        500,000        490,340
 6.170%, 05/25/14....................        772,371        776,233
 6.500%, 09/25/19....................      1,000,000        985,250
 6.500%, 07/25/23....................        168,993        161,186
Private Export Funding
 6.450%, 09/30/04....................      1,000,000        981,250
Tennessee Valley Authority
 5.280%, 09/14/01....................      1,000,000        977,500
                                                       ------------
                                                         15,564,433
                                                       ------------
U.S. GOVERNMENT OBLIGATIONS -- 20.65%
U.S. Treasury Notes
 5.500%, 02/29/00....................      1,000,000        999,656
 6.500%, 08/31/01....................      3,000,000      3,012,240
 6.250%, 02/28/02....................      2,000,000      1,999,780
 6.625%, 04/30/02....................        100,000        100,766
                                                       ------------
                                                          6,112,442
                                                       ------------
ASSET BACKED -- 10.38%
Banc One Auto Grantor Trust
 6.270%, 11/20/03....................        348,359        348,223
Discover Credit Card Master Trust
 5.600%, 05/15/06....................        300,000        285,938
First USA Credit Card Master Trust
 6.420%, 03/17/05....................        250,000        246,613
Ford Credit Auto Owner Trust
 5.650%, 10/15/01....................        248,272        245,995
 6.080%, 09/16/02....................        500,000        490,250
J.P. Morgan Commercial Mortgage
 Finance Corp.
 6.952%, 09/15/29....................        316,213        316,479
Morgan Stanley Capital Corp.
 6.850%, 02/15/20....................        921,203        914,114
The Money Store Home Equity Trust
 7.800%, 10/15/21....................        224,055        224,950
                                                       ------------
                                                          3,072,562
                                                       ------------

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
CORPORATE BONDS -- 3.85%
BellSouth Telecommunications, Inc.
 6.000%, 06/15/02....................    $   400,000   $    391,500
Merck & Co., Inc.
 5.760%, 05/03/37....................        750,000        748,945
                                                       ------------
                                                          1,140,445
                                                       ------------
TOTAL BONDS AND NOTES
 (cost $26,223,826)..................                    25,889,882
                                                       ------------
COMMERCIAL PAPER -- 6.76%
Ford Motor Credit Corp.
 6.280%, 01/07/00....................        180,000        179,812
 6.370%, 01/14/00....................        942,000        939,833
General Electric Capital Corp.
 6.134%, 01/25/00....................        117,000        117,000
Prudential Funding Corp.
 5.914%, 01/10/00....................        587,400        587,400
Toyota Motor Credit Corp.
 5.780%, 02/15/00....................         79,000         78,429
Transamerica Financial Corp.
 6.510%, 01/12/00....................         99,000         98,803
                                                       ------------
TOTAL COMMERCIAL PAPER
 (cost $2,001,277)...................                     2,001,277
                                                       ------------

                                             SHARES
                                            ---------
OTHER SHORT TERM
  INVESTMENTS -- 4.53%
MONEY MARKET FUNDS
Dreyfus Cash Management Money Market
 Fund...................................      225,876       225,876
Federated Government Obligation Fund....    1,114,732     1,114,732
                                                        -----------
TOTAL MONEY MARKET FUNDS
 (cost $1,340,608)......................                  1,340,608
                                                        -----------
TOTAL INVESTMENTS -- 98.76%
 (cost $29,565,711).....................                 29,231,767
                                                        -----------
CASH AND OTHER ASSETS NET OF
 LIABILITIES -- 1.24%...................                    367,170
                                                        -----------
NET ASSETS -- 100.00%...................                $29,598,937
                                                        ===========

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1999 (unaudited)

--------------------------------------------------------------------------------
IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
LONG TERM BOND SERIES

                                            PRINCIPAL
                                              AMOUNT       VALUE
                                            ----------   ----------
BONDS AND NOTES -- 97.44%
U.S. GOVERNMENT AGENCIES -- 27.54%
Federal Farm Credit Bank
 6.690%, 09/08/10.......................    $  500,000   $  484,770
Federal Home Loan Mortgage Corp.
 6.000%, 03/15/09.......................       773,483      758,145
 6.625%, 09/15/09.......................       400,000      388,500
 7.000%, 03/01/12.......................     2,656,858    2,629,440
 6.500%, 02/15/21.......................       500,000      493,395
 5.000%, 05/15/21.......................       625,000      571,387
 6.400%, 09/25/28.......................       500,000      470,292
Federal National Mortgage Association
 6.375%, 06/15/09.......................       750,000      715,958
 7.604%, 12/25/19.......................       600,000      593,906
 6.000%, 02/18/21.......................       300,000      288,489
 6.247%, 03/17/21.......................       615,000      574,813
 6.997%, 12/25/21.......................       400,000      387,000
 6.500%, 09/25/22.......................       200,000      194,096
Government National Mortgage Association
 6.500%, 04/15/26.......................     1,162,337    1,091,864
 8.000%, 07/15/26.......................     1,247,237    1,260,483
Tennessee Valley Authority
 5.375%, 11/13/08.......................       350,000      311,196
                                                         ----------
                                                         11,213,734
                                                         ----------
U.S. GOVERNMENT OBLIGATIONS -- 5.83%
U.S. Treasury Bonds
 6.000%, 02/15/26.......................     1,000,000      915,260
 5.500%, 08/15/28.......................       600,000      512,148
 5.250%, 11/15/28.......................     1,150,000      948,221
                                                         ----------
                                                          2,375,629
                                                         ----------
CORPORATE BONDS -- 54.83%
ABN AMRO N.V. (Chicago) Global Bond
 7.125%, 06/18/07.......................       300,000      290,625
A T & T Corp.
 5.625%, 03/15/04.......................       400,000      379,577
Abbott Laboratories Corp.
 5.400%, 09/15/08.......................       500,000      445,948
Allstate Corp.
 7.200%, 12/01/09.......................       600,000      583,500
Ameritech Capital Funding
 5.950%, 01/15/38.......................       700,000      662,375
Amoco Canada Petroleum Co.
 7.950%, 10/01/22.......................       500,000      485,625
Asian Development Bank 5.593%,
 07/16/18...............................       500,000      479,045
Associates Corp. of North America
 6.375%, 10/15/02.......................       250,000      245,937
 5.960%, 05/15/37.......................       750,000      750,118
Burlington Northern Santa Fe
 6.530%, 07/15/37.......................       400,000      389,529
California Infrastructure PG & E
 6.420%, 09/25/08.......................     1,000,000      967,920
Canadian National Railway Co.
 6.450%, 07/15/36.......................       400,000      375,000
Central Illinois Public Service Co.
 7.610%, 06/01/17.......................       300,000      288,375
Citicorp
 7.200%, 06/15/07.......................       250,000      242,500
Coca-Cola Enterprises
 7.000%, 10/01/26.......................       500,000      486,875

                                            PRINCIPAL
                                              AMOUNT       VALUE
                                            ----------   ----------
Conagra, Inc.
 6.700%, 08/01/27.......................    $  200,000   $  190,750
CSX Corp.
 6.420%, 06/15/10.......................       250,000      229,032
CSX Transportation, Inc.
 6.500%, 04/15/04.......................       600,000      540,436
Dayton Hudson Corp.
 5.895%, 06/15/37.......................       700,000      699,125
Delphi Auto Systems Corp.
 6.125%, 05/01/04.......................       500,000      472,500
Federal Express Corp.
 6.720%, 01/15/22.......................       399,001      368,174
Florida Power Corp.
 6.000%, 07/01/03.......................       400,000      386,000
Ford Motor Credit Co.
 5.125%, 10/15/01.......................       300,000      291,000
 7.200%, 06/15/07.......................       600,000      591,000
General Electric Credit Co.
 6.500%, 11/01/06.......................       300,000      289,125
GTE Corp.
 6.360%, 04/15/06.......................       400,000      380,500
GTE South, Inc.
 6.125%, 06/15/07.......................       200,000      185,750
Halliburton Co.
 6.750%, 02/01/27.......................       250,000      247,188
Household Finance Corp.
 6.400%, 06/17/08.......................       500,000      463,125
Idaho Power Corp.
 7.200%, 12/01/09.......................       600,000      581,738
Ingersoll-Rand Co.
 6.015%, 02/15/28.......................       499,886      494,715
J.P. Morgan & Co.
 6.700%, 11/01/07.......................       250,000      238,358
Madison Gas and Electric Co.
 6.020%, 09/15/08.......................       300,000      267,208
Merck & Co., Inc.
 5.768%, 05/03/37.......................     1,600,000    1,597,749
Merrill Lynch & Co., Inc.
 7.150%, 07/30/12.......................       350,000      342,125
Morgan Stanley Dean Witter Discover
 6.375%, 08/01/02.......................       250,000      245,937
NationsBank Corp.
 5.750%, 03/15/01.......................       300,000      296,625
Norfolk Southern Corp.
 7.050%, 05/01/37.......................       350,000      344,312
Northwest Airlines Corp.
 7.935%, 04/01/19.......................       700,000      693,456
Oklahoma Gas & Electric Co.
 6.650%, 07/15/27.......................       250,000      238,750
Province of Ontario
 5.500%, 10/01/08.......................       400,000      355,500
Procter & Gamble Co.
 5.250%, 09/15/03.......................       500,000      473,750
Raytheon Co.
 5.950%, 03/15/01.......................       200,000      196,750
 6.300%, 03/15/05.......................       200,000      185,500
Salomon Smith Barney Holding
 6.250%, 05/15/03.......................       250,000      242,500
Sears Roebuck Acceptance Corp.
 6.000%, 03/20/03.......................       200,000      190,250

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1999 (unaudited)

--------------------------------------------------------------------------------
IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
LONG TERM BOND SERIES (CONTINUED)

                                            PRINCIPAL
                                              AMOUNT       VALUE
                                            ----------   ----------
Sun Microsystems, Inc.
 7.500%, 08/15/06.......................    $  350,000   $  351,313
Suntrust Capital II
 7.900%, 06/15/27.......................       200,000      183,750
Transamerica Financial Corp.
 6.125%, 11/01/01.......................       350,000      344,312
US West Capital Funding, Inc.
 6.250%, 07/15/05.......................       300,000      282,750
Wachovia Corp.
 6.605%, 10/01/25.......................       600,000      577,500
Wisconsin Bell Telephone Co.
 6.350%, 12/01/26.......................       300,000      283,500
Xerox Corp.
 5.545%, 07/22/37.......................       900,000      913,204
                                                         ----------
                                                         22,328,206
                                                         ----------
ASSET BACKED -- 8.79%
Discover Credit Card Master Trust
 5.850%, 01/17/06.......................       500,000      482,413
First USA Credit Card Master Trust
 6.420%, 03/17/05.......................       250,000      246,612
Goldman Sachs Mortgage Securities
 Corp. -II
 6.620%, 10/18/30.......................       300,000      284,474
Green Tree Financial Corp.
 6.870%, 01/15/29.......................       200,000      193,348
J.C. Penney Master Credit Card Trust
 8.950%, 10/15/01.......................       189,318      190,497
J.P. Morgan Commercial Mortgage Co.
 Finance Corp.
 7.088%, 09/15/29.......................       556,000      545,608
Merrill Lynch Mortgage Investors, Inc.
 7.370%, 06/15/08.......................       398,099      400,089
Morgan Stanley Capital I
 6.760%, 11/15/08.......................       392,708      384,398

                                            PRINCIPAL
                                              AMOUNT       VALUE
                                            ----------   ----------
Sears Credit Account Master Trust
 5.650%, 03/15/09.......................    $  350,000   $  333,723
The Money Store Home Equity Trust
 5.675%, 02/15/09.......................       170,269      164,379
 8.140%, 10/15/27.......................       350,000      351,729
                                                         ----------
                                                          3,577,270
                                                         ----------
MUNICIPAL -- 0.45%
Wisconsin State Unlimited General
 Obligation
 6.550%, 11/01/05.......................       195,000      184,681
                                                         ----------
TOTAL BONDS AND NOTES
 (cost $41,123,395).....................                 39,679,520
                                                         ----------
COMMERCIAL PAPER -- 0.24%
Transamerica Finance Corp.
 6.510%, 01/12/00 (cost $99,801)........       100,000       99,801
                                                         ----------

                                           SHARES
                                         -----------
OTHER SHORT TERM INVESTMENTS -- 1.17%
MONEY MARKET FUNDS
Dreyfus Cash Management Money Market
 Fund................................        146,444        146,444
Federated Prime Obligation Fund......        331,484        331,484
                                                       ------------
TOTAL MONEY MARKET FUNDS
 (cost $477,928).....................                       477,928
                                                       ------------
TOTAL INVESTMENTS -- 98.85%
 (cost $41,701,124)..................                    40,257,249
                                                       ------------
CASH AND OTHER ASSETS NET OF
 LIABILITIES -- 1.15%................                       466,801
                                                       ------------
NET ASSETS -- 100.00%................                  $ 40,724,050
                                                       ============

                       See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES December 31, 1999 (unaudited)

--------------------------------------------------------------------------------

                                                                                                        IAA TRUST
                                                                                          TAXABLE FIXED INCOME SERIES FUND, INC.
                                                              IAA TRUST     IAA TRUST    ----------------------------------------
                                               IAA TRUST        ASSET      TAX EXEMPT                   SHORT-TERM     LONG-TERM
                                                 GROWTH      ALLOCATION       BOND       MONEY MARKET   GOVERNMENT       BOND
                                               FUND, INC.    FUND, INC.    FUND, INC.       SERIES      BOND SERIES     SERIES
                                              ------------   -----------   -----------   ------------   -----------   -----------
ASSETS:
 Investments in securities:
   At cost..................................  $116,147,980   $18,180,630   $16,052,854   $65,428,270    $29,565,711   $41,701,124
                                              ============   ===========   ===========   ===========    ===========   ===========
   At value.................................  $187,492,063   $23,611,472   $16,151,641   $65,428,270    $29,231,767   $40,257,249
 Cash.......................................           325            --            --            --             --            39
 Receivable for securities sold.............        10,000       114,499        38,678            --         11,724         6,453
 Receivable for capital stock sold..........        87,914        28,073            --            --         20,097        21,322
 Dividends receivable.......................       223,474        16,536            --            --             --            --
 Interest receivable........................        55,606        93,997       213,749       306,611        383,570       486,451
 Due from Advisor (Note E)..................            --            --            --            --             --         6,223
 Prepaid Expenses...........................        12,874         2,882         1,837         4,514          1,681         1,813
                                              ------------   -----------   -----------   -----------    -----------   -----------
   Total assets.............................   187,882,256    23,867,459    16,405,905    65,739,395     29,648,839    40,779,550
                                              ------------   -----------   -----------   -----------    -----------   -----------
LIABILITIES:
 Cash overdraft.............................            --         4,512        37,153         1,187          1,285            --
 Payable for securities purchased...........            --        28,997            --            --             --        18,000
 Payable for capital stock redeemed.........        87,555            --           904            --         32,529         9,318
 Distributions Payable......................            --            --            --       279,322             --            --
 Accrued expenses and other liabilities.....       157,451        23,258        17,081        34,789         16,088        28,182
                                              ------------   -----------   -----------   -----------    -----------   -----------
   Total liabilities........................       245,006        56,767        55,138       315,298         49,902        55,500
                                              ------------   -----------   -----------   -----------    -----------   -----------
NET ASSETS..................................  $187,637,250   $23,810,692   $16,350,767   $65,424,097    $29,598,937   $40,724,050
                                              ============   ===========   ===========   ===========    ===========   ===========
NET ASSETS CONSIST OF:
 Capital paid-in............................  $113,784,791   $18,037,329   $16,287,130   $65,424,265    $29,943,318   $42,204,102
 Undistributed (Distributions in excess of)
   net investment income....................      (344,284)        3,632          (235)           --         (1,825)       (1,111)
 Accumulated net realized gain (loss) on
   investments..............................     2,852,660       338,889       (34,915)         (168)        (8,612)      (35,065)
 Net unrealized appreciation (depreciation)
   of investments...........................    71,344,083     5,430,842        98,787            --       (333,944)   (1,443,876)
                                              ============   ===========   ===========   ===========    ===========   ===========
                                              $187,637,250   $23,810,692   $16,350,767   $65,424,097    $29,598,937   $40,724,050
                                              ============   ===========   ===========   ===========    ===========   ===========
 Shares outstanding.........................     7,196,611     1,447,920     1,935,162    65,424,364      2,990,934     4,204,679
                                              ============   ===========   ===========   ===========    ===========   ===========
NET ASSET VALUE AND REDEMPTION PRICE PER
 SHARE......................................     $26.07        $16.44         $8.45         $1.00         $9.90          $9.69
                                                 ======        ======         =====         =====         =====          =====

                       See notes to financial statements.

STATEMENTS OF OPERATIONS for the Six Months Ended December 31, 1999 (unaudited)

--------------------------------------------------------------------------------

                                                                                                        IAA TRUST
                                                                                         TAXABLE FIXED INCOME SERIES FUND, INC.
                                                            IAA TRUST                   -----------------------------------------
                                                              ASSET       IAA TRUST
                                              IAA TRUST     ALLOCATION    TAX EXEMPT                    SHORT-TERM     LONG-TERM
                                                GROWTH        FUND,          BOND       MONEY MARKET    GOVERNMENT        BOND
                                              FUND, INC.       INC.       FUND, INC.       SERIES       BOND SERIES      SERIES
                                              ----------    ----------    ----------    ------------    -----------    ----------
INVESTMENT INCOME:
 Dividends..................................  $1,090,409     $ 86,396     $      --      $       --      $      --     $       --
 Interest...................................     236,129      300,307       444,755       1,691,165        877,537     $1,303,344
                                              ----------     --------     ---------      ----------      ---------     ----------
   Total investment income..................   1,326,538      386,703       444,755       1,691,165        877,537      1,303,344
                                              ----------     --------     ---------      ----------      ---------     ----------
EXPENSES:
 Investment advisory fees (Note E)..........     672,811       86,919        43,195         155,855         74,963        154,042
 Distribution expenses (Note F).............     224,270       28,973        21,598              --         12,340         17,393
 Transfer agent fees........................      36,997        4,894         5,350          17,239         13,007         13,121
 Audit fees.................................      19,090        2,291         2,040           5,749          3,264          4,564
 Printing...................................       8,068          754         1,012           2,944            579            727
 Custody fees...............................      27,429        3,284         4,164           4,772          3,943          4,692
 Directors' fees............................       2,723          708           754             350            276            304
 Administration fees........................      61,088        7,719         6,946          24,303         10,757         14,455
 Accounting fees............................      32,159       16,734        16,663          22,447         16,583         18,799
 Insurance..................................       7,220        1,118           930           2,561          1,140          1,163
 Registration fees..........................       3,711        2,131         2,769           2,353          1,193          1,383
 Legal fees.................................       2,172        1,898         1,812           1,109            854            854
 Miscellaneous..............................       4,582        1,012           754           1,665            934          1,086
                                              ----------     --------     ---------      ----------      ---------     ----------
   Total expenses...........................   1,102,320      158,435       107,987         241,347        139,833        232,583
                                              ----------     --------     ---------      ----------      ---------     ----------
 Less: Advisory fees waived and reimbursed
   (Note E).................................          --           --            --              --        (11,235)       (53,074)
 Less: Expenses waived (Note E).............     (27,429)      (3,284)       (4,164)         (4,772)        (3,943)        (4,692)
                                              ----------     --------     ---------      ----------      ---------     ----------
   Net expenses.............................   1,074,891      155,151       103,823         236,575        124,655        174,817
                                              ----------     --------     ---------      ----------      ---------     ----------
NET INVESTMENT INCOME.......................     251,647      231,552       340,932       1,454,590        752,882      1,128,527
                                              ----------     --------     ---------      ----------      ---------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NOTE (D):
 Net realized gain (loss) on investments....   7,956,002      653,101       (21,253)             --        (10,611)       (27,831)
 Net change in unrealized appreciation
   (depreciation) on investments............     638,804      (20,845)     (318,676)             --       (267,632)      (911,526)
                                              ----------     --------     ---------      ----------      ---------     ----------
 Net realized and unrealized gain (loss) on
   investments..............................   8,594,806      632,256      (339,929)             --       (278,243)      (939,357)
                                              ----------     --------     ---------      ----------      ---------     ----------
INCREASE IN NET ASSETS FROM OPERATIONS......  $8,846,453     $863,808     $   1,003      $1,454,590      $ 474,639     $  189,170
                                              ==========     ========     =========      ==========      =========     ==========

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                          IAA TRUST                     IAA TRUST ASSET
                                                                      GROWTH FUND, INC.              ALLOCATION FUND, INC.
                                                               -------------------------------   ------------------------------
                                                               SIX MONTHS ENDED                  SIX MONTHS ENDED
                                                                   12/31/99        YEAR ENDED        12/31/99       YEAR ENDED
                                                                 (UNAUDITED)        06/30/99       (UNAUDITED)       06/30/99
                                                               ----------------   ------------   ----------------   -----------
OPERATIONS:
 Net investment income......................................     $    251,647     $    929,103     $   231,552      $   491,886
 Net realized gain on investments...........................        7,956,002       12,717,971         653,101        1,177,178
 Net change in unrealized appreciation of investments.......          638,804       23,916,026         (20,845)       1,674,115
                                                                 ------------     ------------     -----------      -----------
 Net increase in net assets from operations.................        8,846,453       37,563,100         863,808        3,343,179
                                                                 ------------     ------------     -----------      -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Note (B)
 Investment income..........................................       (1,066,212)      (1,018,527)       (233,135)        (494,039)
 Realized gains on investments..............................      (15,233,891)      (8,886,026)     (1,539,187)        (164,915)
                                                                 ------------     ------------     -----------      -----------
 Total distributions........................................      (16,300,103)      (9,904,553)     (1,772,322)        (658,954)
                                                                 ------------     ------------     -----------      -----------
CAPITAL STOCK TRANSACTIONS -- (NET) NOTE (C)................       13,020,637       (5,902,832)      1,434,467        1,950,772
                                                                 ------------     ------------     -----------      -----------
 Total increase in net assets...............................        5,566,987       21,755,715         525,953        4,634,997
NET ASSETS:
 Beginning of period........................................      182,070,263      160,314,548      23,284,739       18,649,742
                                                                 ------------     ------------     -----------      -----------
 End of period..............................................     $187,637,250     $182,070,263     $23,810,692      $23,284,739
                                                                 ============     ============     ===========      ===========

                                                                                                          IAA TRUST
                                                                                                     TAXABLE FIXED INCOME
                                                                         IAA TRUST                    SERIES FUND, INC.
                                                                 TAX EXEMPT BOND FUND, INC.          MONEY MARKET SERIES
                                                               ------------------------------   ------------------------------
                                                               SIX MONTHS ENDED                 SIX MONTHS ENDED
                                                                   12/31/99       YEAR ENDED        12/31/99       YEAR ENDED
                                                                 (UNAUDITED)       06/30/99       (UNAUDITED)       06/30/99
                                                               ----------------   -----------   ----------------   -----------
OPERATIONS:
 Net investment income......................................     $   340,932      $   687,381     $ 1,454,590      $ 2,721,949
 Net realized gain (loss) on investments....................         (21,253)         310,798              --               --
 Net change in unrealized appreciation of investments.......        (318,676)        (624,536)             --               --
                                                                 -----------      -----------     -----------      -----------
 Net increase in net assets from operations.................           1,003          373,643       1,454,590        2,721,949
                                                                 -----------      -----------     -----------      -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM: NOTE (B)
 Investment income..........................................        (341,814)        (697,162)     (1,454,590)      (2,721,949)
 Realized gains on investments..............................         (55,062)        (273,899)             --               --
                                                                 -----------      -----------     -----------      -----------
 Total distributions........................................        (396,876)        (971,061)     (1,454,590)      (2,721,949)
                                                                 -----------      -----------     -----------      -----------
CAPITAL STOCK TRANSACTIONS -- (NET) NOTE (C)................        (760,801)         435,516       2,402,325        9,999,569
                                                                 -----------      -----------     -----------      -----------
 Total increase (decrease) in net assets....................      (1,156,674)        (161,902)      2,402,325        9,999,569
NET ASSETS:
 Beginning of period........................................      17,507,441       17,669,343      63,021,772       53,022,203
                                                                 -----------      -----------     -----------      -----------
 End of period..............................................     $16,350,767      $17,507,441     $65,424,097      $63,021,772
                                                                 ===========      ===========     ===========      ===========

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                        IAA TRUST                          IAA TRUST
                                                  TAXABLE FIXED INCOME               TAXABLE FIXED INCOME
                                                    SERIES FUND, INC.                  SERIES FUND, INC.
                                            SHORT-TERM GOVERNMENT BOND SERIES        LONG-TERM BOND SERIES
                                            ---------------------------------   -------------------------------
                                            SIX MONTHS ENDED                    SIX MONTHS ENDED
                                                12/31/99         YEAR ENDED         12/31/99        YEAR ENDED
                                               (UNAUDITED)        06/30/99        (UNAUDITED)        06/30/99
                                            -----------------   -------------   ----------------   ------------
OPERATIONS:
 Net investment income...................      $   752,882       $ 1,437,974      $ 1,128,527      $ 2,080,890
 Net realized gain (loss) on
   investments...........................          (10,611)           87,430          (27,831)         909,033
 Net change in unrealized appreciation of
   investments...........................         (267,632)         (310,809)        (911,525)      (1,718,979)
                                               -----------       -----------      -----------      -----------
 Net increase in net assets from
   operations............................          474,639         1,214,595          189,171        1,270,944
                                               -----------       -----------      -----------      -----------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM: NOTE (B)
 Investment income.......................         (753,099)       (1,460,510)      (1,125,897)      (2,116,730)
 Realized gains on investments...........               --           (89,405)        (422,149)        (937,981)
                                               -----------       -----------      -----------      -----------
 Total distributions.....................         (753,099)       (1,549,915)      (1,548,046)      (3,054,711)
                                               -----------       -----------      -----------      -----------
CAPITAL STOCK TRANSACTIONS -- (NET) NOTE
 (C).....................................          139,779         1,763,522        1,348,712        3,717,509
                                               -----------       -----------      -----------      -----------
 Total increase (decrease) in net
   assets................................         (138,681)        1,428,202          (10,163)       1,933,742
NET ASSETS:
 Beginning of period.....................       29,737,618        28,309,416       40,734,213       38,800,471
                                               -----------       -----------      -----------      -----------
 End of period...........................      $29,598,937       $29,737,618      $40,724,050      $40,734,213
                                               ===========       ===========      ===========      ===========

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                                        IAA TRUST
                                                                                    GROWTH FUND, INC.
                                                          ---------------------------------------------------------------------
                                                          SIX MONTHS ENDED                  YEARS ENDED JUNE 30,
                                                              12/31/99       --------------------------------------------------
                                                            (UNAUDITED)        1999       1998       1997      1996      1995
                                                          ----------------   --------   --------   --------   -------   -------
Net asset value, beginning of period....................      $  27.24       $  23.04   $  22.51   $  18.88   $ 17.23   $ 15.16
                                                              --------       --------   --------   --------   -------   -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.................................          0.04           0.15       0.17       0.15      0.23      0.22
  Net gains on securities (both realized and
    unrealized).........................................          1.20           5.50       2.19       4.81      3.23      3.45
                                                              --------       --------   --------   --------   -------   -------
    Total from investment operations....................          1.24           5.65       2.36       4.96      3.46      3.67
                                                              --------       --------   --------   --------   -------   -------
  LESS DISTRIBUTIONS
  Dividends from net investment income..................         (0.16)          0.15      (0.15)     (0.20)    (0.25)    (0.17)
  Distributions from capital gains......................         (2.25)         (1.30)     (1.68)     (1.13)    (1.56)    (1.43)
                                                              --------       --------   --------   --------   -------   -------
    Total distributions.................................         (2.41)         (1.45)     (1.83)     (1.33)    (1.81)    (1.60)
                                                              --------       --------   --------   --------   -------   -------
Net asset value, end of period..........................      $  26.07       $  27.24   $  23.04   $  22.51   $ 18.88   $ 17.23
                                                              ========       ========   ========   ========   =======   =======
TOTAL RETURN............................................          4.90%         26.10%     10.98%     28.54%    21.51%    26.68%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)..................      $187,637       $182,070   $160,315   $140,786   $84,800   $70,577
  Ratio of expenses to average net assets:
    Before expense waiver...............................          1.23%**        1.08%      1.02%        --        --        --
    After expense waiver................................          1.20%**        1.04%      1.00%      1.16%     1.12%     1.14%
  Ratio of net investment income to average net assets:
    Before expense waiver...............................          0.25%**        0.55%      0.73%        --        --        --
    After expense waiver................................          0.28%**        0.59%      0.75%      0.84%     1.30%     1.41%
  Portfolio turnover....................................         11.42%         31.88%     33.06%     30.74%    32.95%    31.84%

                                                                                        IAA TRUST
                                                                               ASSET ALLOCATION FUND, INC.
                                                           --------------------------------------------------------------------
                                                           SIX MONTHS ENDED                 YEARS ENDED JUNE 30,
                                                               12/31/99       -------------------------------------------------
                                                             (UNAUDITED)        1999       1998       1997      1996      1995
                                                           ----------------   --------   --------   --------   -------   ------
Net asset value, beginning of period.....................      $  17.12       $  15.20   $  14.64   $  13.39   $ 12.29   $11.08
                                                               --------       --------   --------   --------   -------   ------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................          0.17           0.37       0.39       0.35      0.37     0.36
  Net gains on securities (both realized and
    unrealized)..........................................          0.45           2.04       1.22       2.11      1.41     1.38
                                                               --------       --------   --------   --------   -------   ------
    Total from investment operations.....................          0.62           2.41       1.61       2.46      1.78     1.74
                                                               --------       --------   --------   --------   -------   ------
  LESS DISTRIBUTIONS
  Dividends from net investment income...................         (0.17)         (0.37)     (0.39)     (0.34)    (0.37)   (0.34)
  Distributions from capital gains.......................         (1.13)         (0.12)     (0.66)     (0.87)    (0.31)   (0.18)
  Distributions from return of capital...................            --             --         --         --        --    (0.01)
                                                               --------       --------   --------   --------   -------   ------
    Total distributions..................................         (1.30)         (0.49)     (1.05)     (1.21)    (0.68)   (0.53)
                                                               --------       --------   --------   --------   -------   ------
Net asset value, end of period...........................      $  16.44       $  17.12   $  15.20   $  14.64   $ 13.39   $12.29
                                                               ========       ========   ========   ========   =======   ======
TOTAL RETURN.............................................          3.68%         16.22%     11.41%     19.95%    14.74%   16.29%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)...................      $ 23,811       $ 23,285   $ 18,650   $ 14,272   $10,083   $9,540
  Ratio of expenses to average net assets:
    Before expense waiver................................          1.36%**        1.22%      1.25%        --        --       --
    After expense waiver.................................          1.34%**        1.16%      1.21%      1.46%     1.44%    1.46%
  Ratio of net investment income to average net assets:
    Before expense waiver................................          1.98%**        2.30%      2.57%        --        --       --
    After expense waiver.................................          2.00%**        2.36%      2.61%      2.57%     2.81%    3.18%
  Portfolio turnover.....................................         10.74%         33.91%     20.07%     19.25%    33.77%   21.03%

** Annualized

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                                    IAA TRUST
                                                                           TAX EXEMPT BOND FUND, INC.
                                                     -----------------------------------------------------------------------
                                                     SIX MONTHS ENDED                   YEARS ENDED JUNE 30,
                                                         12/31/99        ---------------------------------------------------
                                                        UNAUDITED         1999       1998       1997       1996       1995
                                                     ----------------    -------    -------    -------    -------    -------
Net asset value, beginning of period...............      $  8.65         $  8.95    $  8.70    $  8.41    $  8.36    $  8.19
                                                         -------         -------    -------    -------    -------    -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income............................         0.17            0.36       0.37       0.36       0.37       0.39
  Net gains (losses) on securities (both realized
    and unrealized)................................        (0.17)          (0.16)      0.27       0.31       0.07       0.20
                                                         -------         -------    -------    -------    -------    -------
    Total from investment operations...............         0.00            0.20       0.64       0.67       0.44       0.59
                                                         -------         -------    -------    -------    -------    -------
  LESS DISTRIBUTIONS
  Dividends from net investment income.............        (0.17)          (0.36)     (0.37)     (0.36)     (0.37)     (0.39)
  Distributions from capital gains.................        (0.03)          (0.14)     (0.02)     (0.02)     (0.02)     (0.03)
                                                         -------         -------    -------    -------    -------    -------
    Total distributions............................        (0.20)          (0.50)     (0.39)     (0.38)     (0.39)     (0.42)
                                                         -------         -------    -------    -------    -------    -------
Net asset value, end of period.....................      $  8.45         $  8.65    $  8.95    $  8.70    $  8.41    $  8.36
                                                         =======         =======    =======    =======    =======    =======
TOTAL RETURN.......................................         0.01%           2.14%      7.45%      8.15%      5.30%      7.51%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's).............      $16,351         $17,507    $17,669    $18,008    $17,744    $18,833
  Ratio of expenses to average net assets:
    Before expense waiver..........................         1.25%**         1.07%      1.01%        --         --         --
    After expense waiver...........................         1.20%**         1.00%      0.97%      1.14%      1.08%      1.06%
  Ratio of net investment income to average net
    assets:
    Before expense waiver..........................         3.90%**         3.83%      4.13%        --         --         --
    After expense waiver...........................         3.95%**         3.90%      4.17%      4.23%      4.30%      4.79%
  Portfolio turnover...............................         4.05%          39.85%     24.83%     11.35%     14.75%     24.89%

                                                                                    IAA TRUST
                                                                     TAXABLE FIXED INCOME SERIES FUND, INC.
                                                                               MONEY MARKET SERIES
                                                     -----------------------------------------------------------------------
                                                     SIX MONTHS ENDED                   YEARS ENDED JUNE 30,
                                                         12/31/99        ---------------------------------------------------
                                                       (UNAUDITED)        1999       1998       1997       1996       1995
                                                     ----------------    -------    -------    -------    -------    -------
Net asset value, beginning of period...............      $  1.00         $  1.00    $1.00...   $  1.00    $  1.00    $  1.00
                                                         -------         -------    -------    -------    -------    -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income............................         0.02            0.04       0.05       0.05       0.05       0.05
                                                         -------         -------    -------    -------    -------    -------
    Total from investment operations...............         0.02            0.04       0.05       0.05       0.05       0.05
                                                         -------         -------    -------    -------    -------    -------
  LESS DISTRIBUTIONS
  Dividends from net investment income.............        (0.02)          (0.04)     (0.05)     (0.05)     (0.05)     (0.05)
                                                         -------         -------    -------    -------    -------    -------
    Total distributions............................        (0.02)          (0.04)     (0.05)     (0.05)     (0.05)     (0.05)
                                                         -------         -------    -------    -------    -------    -------
Net asset value, end of period.....................      $  1.00         $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                         =======         =======    =======    =======    =======    =======
TOTAL RETURN.......................................         2.37%           4.54%      4.94%      4.63%      4.82%      4.85%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's).............      $65,424         $63,022    $53,022    $60,674    $33,664    $36,415
  Ratio of expenses to average net assets:
    Before expense waiver..........................         0.78%**         0.82%      0.83%        --         --       0.97%
    After expense waiver...........................         0.76%**         0.77%      0.81%      0.94%      0.90%      0.73%
  Ratio of net investment income to average net
    assets:
    Before expense waiver..........................         4.65%**         4.39%      4.81%        --         --       4.56%
    After expense waiver...........................         4.67%**         4.44%      4.83%      4.55%      4.74%      4.80%

** Annualized

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                                       IAA TRUST
                                                                         TAXABLE FIXED INCOME SERIES FUND, INC.
                                                                           SHORT-TERM GOVERNMENT BOND SERIES
                                                              ------------------------------------------------------------
                                                              SIX MONTHS ENDED    YEARS ENDED JUNE 30,     FOR THE PERIOD
                                                                  12/31/99        --------------------       01/02/97*
                                                                (UNAUDITED)         1999        1998      THROUGH 06/30/97
                                                              ----------------    --------    --------    ----------------
Net asset value, beginning of period........................      $  9.99         $ 10.11     $ 10.01         $ 10.00
                                                                  -------         -------     -------         -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................         0.25            0.51        0.54            0.20
  Net gains (losses) on securities (both realized and
    unrealized).............................................        (0.09)          (0.09)       0.10            0.01
                                                                  -------         -------     -------         -------
    Total from investment operations........................         0.16            0.42        0.64            0.21
                                                                  -------         -------     -------         -------
  LESS DISTRIBUTIONS
  Dividends from net investment income......................        (0.25)          (0.51)      (0.54)          (0.20)
  Distributions from capital gains..........................         0.00           (0.03)         --              --
                                                                  -------         -------     -------         -------
    Total distributions.....................................        (0.25)          (0.54)      (0.54)          (0.20)
                                                                  -------         -------     -------         -------
Net asset value, end of period..............................      $  9.90         $  9.99     $ 10.11         $ 10.01
                                                                  =======         =======     =======         =======
TOTAL RETURN................................................         1.64%           4.27%       6.50%           2.10%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................      $29,599         $29,738     $28,309         $24,285
  Ratio of expenses to average net assets:
    Before expense waiver and reimbursement.................         0.93%**         0.90%       0.92%           3.88%**
    After expense waiver and reimbursement..................         0.83%**         0.83%       0.86%           0.76%**
  Ratio of net investment income to average net assets:
    Before expense waiver and reimbursement.................         4.95%**         4.93%       5.30%           1.78%**
    After expense waiver and reimbursement..................         5.05%**         5.00%       5.36%           4.90%**
  Portfolio turnover........................................         2.87%          29.24%       1.54%           0.00%

                                                                                       IAA TRUST
                                                                         TAXABLE FIXED INCOME SERIES FUND, INC.
                                                                                 LONG-TERM BOND SERIES
                                                              ------------------------------------------------------------
                                                              SIX MONTHS ENDED    YEARS ENDED JUNE 30,     FOR THE PERIOD
                                                                  12/31/99        --------------------       01/02/97*
                                                                (UNAUDITED)         1999        1998      THROUGH 06/30/97
                                                              ----------------    --------    --------    ----------------
Net asset value, beginning of period........................      $ 10.01         $ 10.48     $ 10.04         $ 10.00
                                                                  -------         -------     -------         -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................         0.27            0.56        0.56            0.20
  Net gains (losses) on securities (both realized and
    unrealized).............................................        (0.22)          (0.21)       0.45            0.04
                                                                  -------         -------     -------         -------
    Total from investment operations........................         0.05            0.35        1.01            0.24
                                                                  -------         -------     -------         -------
  LESS DISTRIBUTIONS
  Dividends from net investment income......................        (0.27)          (0.56)      (0.56)          (0.20)
  Distributions from capital gains..........................        (0.10)          (0.26)      (0.01)             --
                                                                  -------         -------     -------         -------
    Total distributions.....................................        (0.37)          (0.82)      (0.57)          (0.20)
                                                                  -------         -------     -------         -------
Net asset value, end of period..............................      $  9.69         $ 10.01     $ 10.48         $ 10.04
                                                                  =======         =======     =======         =======
TOTAL RETURN................................................         0.56%           3.29%      10.24%           2.44%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................      $40,724         $40,734     $38,800         $32,932
  Ratio of expenses to average net assets:
    Before expense waiver and reimbursement.................         1.13%**         1.09%       1.12%           3.82%**
    After expense waiver and reimbursement..................         0.85%**         0.85%       0.89%           0.78%**
  Ratio of net investment income to average net assets:
    Before expense waiver and reimbursement.................         5.26%**         5.08%       5.24%           2.11%**
    After expense waiver and reimbursement..................         5.54%**         5.32%       5.47%           5.15%**
  Portfolio turnover........................................        25.08%          29.19%      25.11%          41.77%

 * Commencement of operations.
** Annualized

                       See notes to financial statements.

IAA TRUST MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS December 31, 1999 (unaudited)

--------------------------------------------------------------------------------

NOTE (A) SIGNIFICANT ACCOUNTING POLICIES: The IAA Trust Mutual Funds represent four separate funds, with one Fund containing three separate Series (referred to herein as "Funds" or "Series"). Each of the Funds and Series has distinct investment objectives and policies. The four Funds are as follows: IAA Trust Growth Fund, Inc. ("Growth Fund"); IAA Trust Asset Allocation Fund, Inc. ("Asset Allocation Fund"); IAA Trust Tax Exempt Bond Fund, Inc. ("Tax Exempt Bond Fund"); and IAA Trust Taxable Fixed Income Series Fund, Inc. ("Taxable Fixed Income Series Fund"), formerly known as IAA Trust Money Market Fund, Inc. The Taxable Fixed Income Series Fund currently consists of the following three separate investment Series: IAA Trust Money Market Series ("Money Market Series"); IAA Trust Short-Term Government Bond Series ("Short-Term Government Bond Series"); and IAA Trust Long-Term Bond Series ("Long-Term Bond Series"). The Short-Term Government Bond Series and the Long-Term Bond Series commenced operations on January 2, 1997. The Funds are separately incorporated and registered companies under the Investment Company Act of 1940 (the "Act"), as amended, as diversified, open-ended management companies.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

    (1) SECURITY VALUATION: For the Growth Fund, the Asset Allocation Fund, the Tax Exempt Bond Fund, the Short-Term Government Bond Series and the Long-Term Bond Series, securities traded on national exchanges and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price at the close of the New York Stock Exchange. Securities for which there have been no sales on such day are valued at the last reported bid price on such exchange. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities except short-term securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value. For the Money Market Series, all securities are valued at amortized cost, which approximates market value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

    (2) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Securities transactions are accounted for on the trade date basis. Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

    (3) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income annually. Accordingly, no provisions for Federal income taxes have been made in the accompanying financial statements.

    (4) DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

NOTE (B) DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL
GAINS: In the Growth Fund, net investment income from investment transactions is declared and distributed to shareholders twice a year. The Asset Allocation Fund, the Tax Exempt Bond Fund, the Short-Term Government Bond Series and the Long-Term Bond Series, declare and distribute net investment income to shareholders monthly. The Money Market Series declares dividends daily from its net investment income, which are payable monthly. Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option. Net realized gains from investment transactions, if any, of all Funds are generally distributed twice a year.

IAA TRUST MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS December 31, 1999 (unaudited) (continued)

--------------------------------------------------------------------------------

NOTE (C) CAPITAL STOCK: At December 31, 1999, 10,000,000 shares of capital stock were authorized for each of the Growth Fund, Asset Allocation Fund, and Tax Exempt Bond Fund, each Fund having a par value of $1.00 per share. The authorized capitalization of the Taxable Fixed Income Series Fund consists of 250,000,000 shares with the par value of $0.10 per share. 100,000,000 of this Fund's shares are designated as Money Market Series, 50,000,000 of its shares are designated as Short-Term Government Bond Series, and 25,000,000 of its shares are designated as Long-Term Bond Series. The remaining 75,000,000 shares are undesignated.

Transactions in capital stock were as follows:

                                                         GROWTH FUND                          ASSET ALLOCATION FUND
                                                         -----------                                         ---------
                                         SIX MONTHS ENDED             YEAR ENDED                 SIX MONTHS ENDED
                                        DECEMBER 31, 1999            JUNE 30, 1999              DECEMBER 31, 1999
                                      ----------------------   -------------------------    --------------------------
                                       SHARES      AMOUNT        SHARES        AMOUNT         SHARES         AMOUNT
                                      --------   -----------   ----------   ------------    -----------   ------------
Shares sold........................    260,199   $ 6,572,526      346,692   $  8,272,611         97,884   $  1,634,172
Shares issued through reinvestment
 of dividends......................    597,619    15,385,907      424,032      9,386,928         92,388      1,515,623
                                      --------   -----------   ----------   ------------    -----------   ------------
                                       857,818    21,958,433      770,724     17,659,539        190,272      3,149,795
                                      --------   -----------   ----------   ------------    -----------   ------------
Shares Redeemed....................   (346,087)   (8,937,796)  (1,045,124)   (23,562,371)      (102,763)    (1,715,328)
                                      --------   -----------   ----------   ------------    -----------   ------------
Net increase (decrease)............    511,731   $13,020,637     (274,400)  $ (5,902,832)        87,509   $  1,434,467
                                      ========   ===========   ==========   ============    ===========   ============

                                       ASSET ALLOCATION FUND
                                     ---------
                                             YEAR ENDED
                                           JUNE 30, 1999
                                     --------------------------
                                       SHARES         AMOUNT
                                     -----------   ------------
Shares sold........................      259,768   $  3,920,616
Shares issued through reinvestment
 of dividends......................       36,834        576,698
                                     -----------   ------------
                                         296,602      4,497,314
                                     -----------   ------------
Shares Redeemed....................     (163,521)    (2,546,542)
                                     -----------   ------------
Net increase (decrease)............      133,081   $  1,950,772
                                     ===========   ============

                                                     TAX EXEMPT BOND FUND
                                                     --------------------
                                         SIX MONTHS ENDED             YEAR ENDED
                                        DECEMBER 31, 1999            JUNE 30, 1999
                                      ----------------------   -------------------------
                                       SHARES      AMOUNT        SHARES        AMOUNT
                                      --------   -----------   ----------   ------------
Shares sold........................     21,705   $   186,695      141,601   $  1,303,303
Shares issued through reinvestment
 of dividends......................     31,541       269,358       73,436        656,860
                                      --------   -----------   ----------   ------------
                                        53,246       456,053      215,037      1,960,163
                                      --------   -----------   ----------   ------------
Shares redeemed....................   (141,791)   (1,216,854)    (169,227)    (1,524,647)
                                      --------   -----------   ----------   ------------
Net increase (decrease)............    (88,545)  $  (760,801)      45,810   $    435,516
                                      ========   ===========   ==========   ============

                                                TAXABLE FIXED INCOME SERIES FUND
                                                --------------------------------
                                                       MONEY MARKET SERIES
                                                       -------------------
                                          SIX MONTHS ENDED                YEAR ENDED
                                         DECEMBER 31, 1999              JUNE 30, 1999
                                     --------------------------   --------------------------
                                       SHARES         AMOUNT        SHARES         AMOUNT
                                     -----------   ------------   -----------   ------------
Shares sold........................   29,908,030   $ 29,908,030    73,477,819   $ 73,477,819
Shares issued through reinvestment
 of dividends......................    1,190,495      1,190,495     2,685,481      2,685,481
                                     -----------   ------------   -----------   ------------
                                      31,098,525     31,098,525    76,163,300     76,163,300
                                     -----------   ------------   -----------   ------------
Shares redeemed....................  (28,696,200)   (28,696,200)  (66,163,731)   (66,163,731)
                                     -----------   ------------   -----------   ------------
Net increase (decrease)............    2,402,325   $  2,402,325     9,999,569   $  9,999,569
                                     ===========   ============   ===========   ============

                                               TAXABLE FIXED INCOME SERIES FUND
                                               --------------------------------
                                                    SHORT-TERM GOVERNMENT
                                                    ---------------------
                                                         BOND SERIES
                                                         -----------
                                         SIX MONTHS ENDED             YEAR ENDED
                                        DECEMBER 31, 1999            JUNE 30, 1999
                                      ----------------------   -------------------------
                                       SHARES      AMOUNT        SHARES        AMOUNT
                                      --------   -----------   ----------   ------------
Shares sold........................    219,758   $ 2,191,957      511,782   $  5,186,589
Shares issued through reinvestment
 of dividends......................     66,871       665,035      139,753      1,413,533
                                      --------   -----------   ----------   ------------
                                       286,629     2,856,992      651,535      6,600,122
                                      --------   -----------   ----------   ------------
Shares redeemed....................   (272,408)   (2,717,213)    (475,781)    (4,836,600)
                                      --------   -----------   ----------   ------------
Net increase.......................     14,221   $   139,779      175,754   $  1,763,522
                                      ========   ===========   ==========   ============


                                                TAXABLE FIXED INCOME SERIES FUND
                                                --------------------------------
                                                      LONG-TERM BOND SERIES
                                                      ---------------------
                                          SIX MONTHS ENDED                YEAR ENDED
                                         DECEMBER 31, 1999              JUNE 30, 1999
                                     --------------------------   --------------------------
                                       SHARES         AMOUNT        SHARES         AMOUNT
                                     -----------   ------------   -----------   ------------
Shares sold........................      383,220   $  3,818,188       794,968   $  8,300,725
Shares issued through reinvestment
 of dividends......................      142,469      1,400,492       276,431      2,875,782
                                     -----------   ------------   -----------   ------------
                                         525,689      5,218,680     1,071,399     11,176,507
                                     -----------   ------------   -----------   ------------
Shares redeemed....................     (389,198)    (3,869,968)     (705,688)    (7,458,998)
                                     -----------   ------------   -----------   ------------
Net increase.......................      136,491   $  1,348,712       365,711   $  3,717,509
                                     ===========   ============   ===========   ============

IAA TRUST MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS December 31, 1999 (unaudited) (continued)

--------------------------------------------------------------------------------

NOTE (D) INVESTMENT TRANSACTIONS: Purchases and sales of investment securities, other than U.S. Government obligations and short-term notes for the six months ended December 31, 1999 were:

                                                               PURCHASES       SALES
                                                              -----------   -----------
Growth Fund.................................................  $19,210,930   $26,900,374
Asset Allocation Fund.......................................  $ 1,749,635   $ 2,103,418
Tax Exempt Bond Fund........................................  $   669,530   $ 1,430,835
Short-Term Govt. Bond Series................................  $ 1,499,183   $        --
Long-Term Bond Series.......................................  $10,090,215   $ 6,981,225

For the six months ended December 31, 1999, the aggregate cost of purchases and proceeds from sales of U.S. Government Securities were:

Asset Allocation Fund.......................................  $   619,562   $   485,729
Short-Term Govt. Bond Series................................  $ 2,477,150   $   750,000
Long-Term Bond Series.......................................  $ 6,962,731   $ 2,616,406

For both Federal income tax and financial statement purposes, the cost of investments at December 31, 1999 was $116,147,980 for the Growth Fund, $18,180,630 for the Asset Allocation Fund, $16,052,854 for the Tax Exempt Bond Fund, $65,428,270 for the Money Market Series, $29,565,711 for the Short-Term Government Bond Series, and $41,701,124 for the Long-Term Bond Series.

The gross unrealized appreciation/depreciation for book and tax purposes at December 31, 1999 consisted of the following:

                                                              APPRECIATION    DEPRECIATION
                                                              ------------    ------------
Growth Fund.................................................  $80,137,943      $8,793,860
Asset Allocation Fund.......................................  $ 6,292,171      $  861,329
Tax Exempt Bond Fund........................................  $   288,082      $  189,295
Short-Term Government Bond Series...........................  $    17,612      $  351,556
Long-Term Bond Series.......................................  $    28,119      $1,471,994

NOTE (E) ADVISORY AND OTHER RELATED PARTY TRANSACTIONS: Under its Advisory Agreements with the Funds, IAA Trust Company (the "Advisor") provides investment advisory services for the Funds. The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: Growth Fund 0.75%; Asset Allocation Fund 0.75%; Tax Exempt Bond Fund 0.50%; Money Market Series 0.50%; Short-Term Government Bond Series 0.50%; and Long-Term Bond Series 0.75%. These fees are accrued daily and paid to the Advisor monthly. IAA Trust Company serves as the Funds' Custodian, without compensation after voluntary waivers. Custody fees waived for Growth Fund, Asset Allocation Fund, Tax Exempt Fund, Money Market Series, Short-Term Government Bond Series and Long-Term Bond Series for the six months ended December 31, 1999 were: $27,429, $3,284, $4,164, $4,772, $3,943 and $4,692, respectively.

For the period January 2, 1997(commencement of operations) through June 30, 1997, the Advisor voluntarily agreed to reduce its fees and reimburse the Short-Term Government Bond Series and the Long-Term Bond Series to the extent total annualized expenses exceeded 1.32% and 1.57% of the Funds average daily net assets. Effective July 1, 1997, the Advisor agreed to continue to reduce its fees and reimburse the Funds to the extent total annualized expenses exceed 0.98%. Effective November 1, 1997, the Advisor agreed to

IAA TRUST MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS December 31, 1999 (unaudited) (continued)

--------------------------------------------------------------------------------

continue to reduce its fees and reimburse the Funds to the extent total annualized expenses exceed 0.85% of average daily net assets. Investment advisory fees, for the six months ended December 31, 1999, are as follows:

                                                                                     EXPENSES
                                                                                      WAIVED
                                                                                       AND
                                                              ADVISORY   ADVISORY   REIMBURSED
                                                                FEE        FEE      BY ADVISOR
                                                              --------   --------   ----------
Short-Term Government Bond Series...........................    0.50%    $ 74,963    $11,235
Long-Term Bond Series.......................................    0.75%    $154,042    $53,074

The legal counsel to the Fund also serves as in-house counsel to the Advisor and as secretary to the Fund. Fees paid by the Growth Fund, Asset Allocation Fund, Tax Exempt Bond Fund, Money Market Series, Short-Term Government Bond Series and Long-Term Bond Series during the six months ended December 31, 1999 were $2,172, $1,898, $1,812, $1,109, $854, and $854, respectively.

NOTE (F) DISTRIBUTION SERVICES AGREEMENTS: Provident Distributors, Inc. serves as the Funds' Distributor. Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Act, the Growth Fund, the Asset Allocation Fund, the Tax Exempt Bond Fund, the Short-Term Government Bond Series, and the Long-Term Bond Series have each adopted a Plan of Distribution (the "Plans"), effective April 1, 1993. The Plans permit the participating Funds to pay certain expenses associated with the distribution of their shares. The maximum annual contractual fee under the Plans, is 0.25% of the average daily net assets of each Fund or Series. For the six months ended December 31, 1999, the annualized Rule 12b-1 Plan expenses incurred for the Growth Fund, the Asset Allocation Fund, the Tax Exempt Bond Fund, the Short-Term Government Bond Series and the Long-Term Bond Series were 0.25%, 0.25%, 0.25%, 0.08%, and 0.08% of average net assets, respectively.

NOTE (G) SHAREHOLDER CONCENTRATION: On December 31, 1999, three shareholders held approximately 60.4% of the shares outstanding of the Growth Fund, two shareholders held approximately 87.2% of the shares outstanding of the Asset Allocation Fund, one shareholder held approximately 12.2% of the shares outstanding of the Tax Exempt Bond Fund, two shareholders held approximately 88.9% of the shares outstanding of the Money Market Series, four shareholders held approximately 99.1% of the shares outstanding of the Short-Term Government Bond Series, and three shareholders held approximately 99.7% of the shares outstanding of the Long-Term Bond Series.

IAA TRUST MUTUAL FUNDS
IAA Trust Growth Fund, Inc.
IAA Trust Asset Allocation Fund, Inc.
IAA Trust Tax Exempt Bond Fund, Inc.
IAA Trust Taxable Fixed Income Series Fund, Inc.
         Money Market Series
         Short-Term Government Bond Series
         Long-Term Bond Series

BOARD OF DIRECTORS
Ronald R. Warfield
Herbert G. Allen
Charlot R. Cole
Nancy J. Erickson
Ailene Miller
Rollie D. Moore
Wendell L. Shauman
Robert L. Phelps

OFFICERS
Ronald R. Warfield, President
Bruce D. Finks, Vice President
Robert W. Rush, Jr., Vice President
Duane L. Miller, Vice President
Richard M. Miller, Vice President
Rollie D. Moore, Vice President
Philip T. Nelson, Vice President
Paul M. Harmon, Secretary
David A. Magers, Treasurer
Richard F. Day, Controller

INVESTMENT ADVISOR
IAA Trust Company
Bloomington, Illinois

DISTRIBUTOR
Provident Distributors, Inc.
King of Prussia, Pennsylvania

TRANSFER AGENT
PFPC Inc.
King of Prussia, Pennsylvania

CUSTODIAN
IAA Trust Company
Bloomington, Illinois

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

GENERAL COUNSEL
Paul M. Harmon, Esq.
Office of the General Counsel
Bloomington, Illinois

This Report has been prepared for the general information of shareholders of the Funds and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains details concerning the sales charge and other pertinent information.

F30-113-03(2/00)

                               SEMI-ANNUAL REPORT

                                   [GRAPHIC]
                                   IAA Trust
                                  Mutual Funds

                               December 31, 1999

                                A PLACE TO GROW

IAA Trust Growth Fund, Inc.
IAA Trust Asset Allocation Fund, Inc.
IAA Trust Tax Exempt Bond Fund, Inc.
IAA Trust Taxable Fixed Income Series Fund, Inc.

         Money Market Series
         Short-Term Government Bond Series
         Long-Term Bond Series